BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
(a)
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.90%, 04/20/34
(b)
..... USD 250 $ 247,199
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47 .. 30 28,773
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 1.29%, 04/20/34
(b)
..... 150 148,297
424,269
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(b)(c)
.... EUR 100 108,969
United States — 1.3%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.80%, 05/25/36
(b)
..... USD 27 25,970
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.64%, 06/15/36
(a)
(b)
...................... 100 98,820
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 195 179,661
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 108 99,544
Lendmark Funding Trust, Series 2021-
1A, Class A, 1.90%, 11/20/31
(a)
.. 100 90,417
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 100 96,142
Mercury Financial Credit Card Master
Trust, Series 2021-1A, Class A,
1.54%, 03/20/26
(a)
........... 193 187,283
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 1.26%, 04/15/60
(b)
112 108,313
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 102,922
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 200 186,004
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 100 97,090
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 94,243
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 205 188,056
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 92,244
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 129 125,844
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 5.15%,
10/15/41
(a)(b)
............... 163 180,663
SMB Private Education Loan Trust
(a)
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 100 93,391
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 204 190,216
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... USD 100 $ 95,583
2,332,406
Total Asset-Backed Securities — 1.6%
(Cost: $2,992,754) .............................. 2,865,644
Shares
Shares
Common Stocks
Argentina — 0.0%
MercadoLibre, Inc.
(d)
............ 4 4,758
Australia — 0.6%
BHP Group Ltd. ............... 4,997 193,778
BHP Group Ltd. ............... 1,156 44,561
CSL Ltd. .................... 84 16,770
Endeavour Group Ltd. .......... 4,092 22,260
Glencore plc
(d)
................ 66,343 431,675
Goodman Group .............. 1,366 23,217
IGO Ltd. .................... 282 2,948
Northern Star Resources Ltd. ...... 584 4,711
QBE Insurance Group Ltd. ....... 220 1,886
Quintis HoldCo Pty. Ltd.
(e)
........ 218,994 19,665
Rio Tinto plc ................. 1,898 151,739
Santos Ltd. .................. 216 1,252
South32 Ltd. ................. 24,529 93,242
Treasury Wine Estates Ltd. ....... 1,945 16,801
Woodside Petroleum Ltd. ........ 769 18,480
1,042,985
Belgium — 0.0%
Etablissements Franz Colruyt NV ... 525 21,732
Solvay SA ................... 14 1,380
23,112
Brazil — 0.1%
Banco do Brasil SA
(d)
........... 1,006 7,311
Embraer SA
(d)
................ 3,580 11,294
Engie Brasil Energia SA ......... 1,793 16,235
Locaweb Servicos de Internet SA
(a)(c)(d)
4,727 10,028
Natura & Co. Holding SA
(d)
....... 1,515 8,299
NU Holdings Ltd., Class A
(d)(f)
...... 11,330 87,467
Sendas Distribuidora SA ......... 5,642 19,411
Ultrapar Participacoes SA ........ 1,016 3,045
WEG SA ................... 1,310 9,603
Yara International ASA .......... 506 25,304
197,997
Canada — 1.3%
Alimentation Couche-Tard, Inc. ..... 456 20,543
Barrick Gold Corp. ............. 153 3,752
Canadian National Railway Co. .... 51 6,841
Cenovus Energy, Inc. ........... 37,913 632,079
CGI, Inc., Class A
(d)
............ 46 3,664
Enbridge, Inc. ................ 30,313 1,395,443
George Weston Ltd. ............ 81 9,975
Great-West Lifeco, Inc. .......... 202 5,953
Nutrien Ltd. .................. 291 30,079
Power Corp. of Canada ......... 121 3,746
Restaurant Brands International, Inc. 223 13,029
Royal Bank of Canada .......... 20 2,202
Shopify, Inc., Class A
(d)
.......... 42 28,393
Sun Life Financial, Inc. .......... 58 3,238
Suncor Energy, Inc. ............ 39 1,270

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Canada (continued)
Thomson Reuters Corp. ......... 147 $ 15,960
Toronto-Dominion Bank (The) ..... 58 4,602
2,180,769
Cayman Islands — 0.0%
Hedosophia European Growth
(d)
.... 5,835 63,259
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR ................. 470 40,232
China — 2.3%
AAC Technologies Holdings, Inc. ... 7,500 17,823
Agricultural Bank of China Ltd., Class H 73,000 27,907
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 7,066 34,871
Alibaba Group Holding Ltd.
(d)
...... 13,800 188,325
Alibaba Group Holding Ltd., ADR
(d)
.. 2,752 299,417
Amoy Diagnostics Co. Ltd., Class A . 4,100 32,866
Anhui Gujing Distillery Co. Ltd., Class B 100 1,288
ANTA Sports Products Ltd. ....... 1,200 14,886
Asymchem Laboratories Tianjin Co.
Ltd., Class A ............... 699 40,208
Bank of China Ltd., Class H ....... 49,000 19,554
BYD Co. Ltd., Class A ........... 5,500 196,436
BYD Co. Ltd., Class H .......... 500 13,908
BYD Electronic International Co. Ltd. 2,500 4,954
China Construction Bank Corp., Class
H ...................... 67,000 50,187
China Feihe Ltd.
(a)(c)
............ 17,000 16,737
China Gas Holdings Ltd. ......... 7,800 9,942
China Hongqiao Group Ltd. ....... 25,000 32,844
China Life Insurance Co. Ltd., Class H 6,000 9,141
China Literature Ltd.
(a)(c)(d)
........ 1,000 4,095
China Merchants Bank Co. Ltd., Class
H ...................... 8,500 66,168
China National Building Material Co.
Ltd., Class H ............... 32,000 39,361
China Pacific Insurance Group Co. Ltd.,
Class H .................. 5,600 13,549
China Petroleum & Chemical Corp.,
Class H .................. 88,000 43,729
China Resources Cement Holdings Ltd. 6,000 4,974
China Resources Gas Group Ltd. ... 2,000 8,418
China Tourism Group Duty Free Corp.
Ltd., Class A ............... 1,300 33,376
Contemporary Amperex Technology
Co. Ltd., Class A ............ 4,300 343,439
COSCO Shipping Holdings Co. Ltd.,
Class A
(d)
................. 3,657 8,814
COSCO Shipping Holdings Co. Ltd.,
Class H
(d)(f)
................ 6,150 10,574
Country Garden Services Holdings Co.
Ltd. ..................... 1,000 4,213
CSPC Pharmaceutical Group Ltd. ... 8,000 9,167
Dali Foods Group Co. Ltd.
(a)(c)
...... 3,000 1,565
Dongfeng Motor Group Co. Ltd., Class
H ...................... 12,000 8,976
ENN Energy Holdings Ltd. ........ 900 13,442
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 4,100 56,204
Ganfeng Lithium Co. Ltd., Class H
(a)(c)
4,800 67,531
Glodon Co. Ltd., Class A ......... 3,900 30,332
Great Wall Motor Co. Ltd., Class H .. 12,500 19,619
Gree Electric Appliances, Inc. of
Zhuhai, Class A ............. 4,600 23,275
Security
Shares
Shares Value
China (continued)
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 18,000 $ 34,562
Haidilao International Holding Ltd.
(a)(c)
12,000 23,089
Haier Smart Home Co. Ltd., Class H . 1,800 5,755
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 10,400 47,522
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)(c)
............ 2,200 26,533
Hundsun Technologies, Inc., Class A . 5,992 41,761
Hygeia Healthcare Holdings Co. Ltd.
(a)(c)
6,200 23,784
Industrial & Commercial Bank of China
Ltd., Class H ............... 75,000 45,979
Innovent Biologics, Inc.
(a)(c)(d)
...... 1,500 5,048
Jafron Biomedical Co. Ltd., Class A .. 965 6,867
JD Health International, Inc.
(a)(c)(d)
... 14,000 83,826
JD.com, Inc., Class A
(d)
.......... 2,054 58,364
Jiangsu Hengrui Medicine Co. Ltd.,
Class A .................. 5,600 32,316
Jinxin Fertility Group Ltd.
(a)(c)
...... 33,500 25,416
JiuGui Liquor Co. Ltd., Class A ..... 356 8,235
Jiumaojiu International Holdings Ltd.
(a)(c)
12,000 25,384
Kindstar Globalgene Technology, Inc.
(a)
(c)
...................... 55,500 18,656
Kingdee International Software Group
Co. Ltd.
(d)
................. 6,000 13,146
Kingsoft Corp. Ltd. ............. 8,400 26,760
Kweichow Moutai Co. Ltd., Class A .. 124 33,343
Lenovo Group Ltd. ............. 38,000 41,164
Li Auto, Inc., ADR
(d)
............ 5,516 142,368
Li Ning Co. Ltd. ............... 1,000 8,491
Logan Group Co. Ltd. ........... 5,000 1,410
Meituan Dianping, Class B
(c)(d)
..... 2,600 49,254
Microport Cardioflow Medtech Corp.
(a)(c)
(d)
...................... 96,000 34,573
Ming Yuan Cloud Group Holdings Ltd.
(d)
9,000 12,126
NetEase, Inc. ................ 1,300 23,456
Nongfu Spring Co. Ltd., Class H
(a)(c)
.. 2,400 12,652
NXP Semiconductors NV ........ 1,907 352,948
PetroChina Co. Ltd., Class H ...... 20,000 10,156
Pharmaron Beijing Co. Ltd., Class A . 400 7,396
Pharmaron Beijing Co. Ltd., Class H
(a)(c)
1,400 16,837
PICC Property & Casualty Co. Ltd.,
Class H .................. 18,000 18,329
Ping An Insurance Group Co. of China
Ltd., Class H ............... 2,500 17,478
Prosus NV
(d)
................. 28 1,510
Shanghai Jinjiang International Hotels
Co. Ltd., Class A ............ 4,300 33,434
SITC International Holdings Co. Ltd. . 9,000 31,470
Tencent Holdings Ltd. ........... 12,000 553,132
Tingyi Cayman Islands Holding Corp. 6,000 10,061
Venustech Group, Inc., Class A .... 7,699 25,178
Want Want China Holdings Ltd. .... 16,000 14,764
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 4,200 25,690
WuXi AppTec Co. Ltd., Class A ..... 1,864 32,681
WuXi AppTec Co. Ltd., Class H
(a)(c)
.. 500 7,812
WuXi Biologics Cayman, Inc.
(a)(c)(d)
... 6,334 50,296
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 4,082 25,598
Yonyou Network Technology Co. Ltd.,
Class A .................. 11,300 40,549
Yum China Holdings, Inc. ........ 750 32,715
Yum China Holdings, Inc. ........ 487 20,230
Zhongsheng Group Holdings Ltd. ... 1,000 7,031

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
China (continued)
Zijin Mining Group Co. Ltd., Class H . 4,000 $ 6,066
ZTE Corp., Class H ............ 5,400 10,939
ZTO Express Cayman, Inc., ADR ... 51 1,275
4,087,530
Denmark — 0.3%
AP Moller - Maersk A/S, Class B .... 11 33,055
Carlsberg A/S, Class B .......... 25 3,069
DSV Panalpina A/S ............ 748 143,358
GN Store Nord A/S ............. 152 7,451
Novo Nordisk A/S, Class B ....... 1,283 142,305
Pandora A/S ................. 1,889 179,954
509,192
Finland — 0.0%
Nokian Renkaat OYJ ........... 230 3,733
Wartsila OYJ Abp .............. 932 8,510
12,243
France — 1.8%
Airbus SE
(d)
.................. 17 2,051
Alstom SA .................. 103 2,410
Arkema SA .................. 2,871 343,200
BNP Paribas SA .............. 9,349 534,246
Cie de Saint-Gobain ............ 8,533 507,717
Credit Agricole SA ............. 314 3,752
Danone SA .................. 4,656 257,211
Electricite de France SA ......... 2,268 21,288
Engie SA ................... 819 10,767
EssilorLuxottica SA ............ 829 151,616
Faurecia SE ................. 58 1,508
Kering SA ................... 23 14,521
La Francaise des Jeux SAEM
(a)(c)
... 662 26,263
LVMH Moet Hennessy Louis Vuitton SE 1,361 971,481
Orpea SA ................... 676 29,334
Pernod Ricard SA ............. 69 15,160
Remy Cointreau SA ............ 48 9,899
Societe Generale SA ........... 3,957 106,077
TOTAL SE .................. 1,144 57,886
Veolia Environnement SA ........ 45 1,443
3,067,830
Germany — 2.6%
adidas AG .................. 60 13,982
Allianz SE (Registered) .......... 8 1,910
Auto1 Group SE
(a)(c)(d)
........... 8,763 99,561
BASF SE ................... 402 22,938
Bayerische Motoren Werke AG .... 153 13,222
Brenntag SE ................. 38 3,064
Covestro AG
(a)(c)
............... 205 10,323
Daimler AG (Registered) ......... 14,718 1,033,050
Daimler Truck Holding AG
(d)
....... 703 19,498
Deutsche Boerse AG ........... 48 8,640
Deutsche Telekom AG (Registered) . 53,415 994,808
E.ON SE ................... 240 2,788
Infineon Technologies AG ........ 4,493 151,998
LANXESS AG ................ 50 2,195
LEG Immobilien SE ............ 15 1,708
SAP SE .................... 1,701 188,519
Siemens AG ................. 9,735 1,347,979
Siemens Energy AG
(d)
........... 370 8,418
Telefonica Deutschland Holding AG . 6,518 17,728
Uniper SE ................... 663 17,128
Vantage Towers AG ............ 17,244 609,064
Vitesco Technologies Group AG
(d)
... 101 3,995
Security
Shares
Shares Value
Germany (continued)
Vonovia SE .................. 29 $ 1,352
4,573,868
Hong Kong — 0.3%
AIA Group Ltd. ............... 43,800 457,355
ASM Pacific Technology Ltd. ...... 1,100 11,074
Hang Lung Properties Ltd. ........ 3,000 6,047
Link REIT ................... 2,600 22,142
WH Group Ltd.
(a)(c)
............. 19,000 11,931
508,549
India — 0.1%
HCL Technologies Ltd. .......... 1,039 15,879
Indian Oil Corp. Ltd. ............ 3,652 5,699
InterGlobe Aviation Ltd.
(a)(c)(d)
...... 324 8,561
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $67,547)
(e)
(g)
...................... 45 211,564
241,703
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 31,300 17,380
Ireland — 0.0%
Kingspan Group plc ............ 307 30,008
Israel — 0.3%
(d)
Nice Ltd., ADR ............... 2,449 536,331
SimilarWeb Ltd. ............... 965 12,497
Taboola.com Ltd., (Acquired 06/30/21,
cost $66,000)
(g)
............. 4,995 25,774
574,602
Italy — 0.4%
Coca-Cola HBC AG
(d)
........... 970 20,230
Enel SpA ................... 4,614 30,807
Ferrari NV .................. 555 120,912
Intesa Sanpaolo SpA ........... 201,618 461,456
Iveco Group NV
(d)
.............. 239 1,573
UniCredit SpA ................ 181 1,953
636,931
Japan — 1.1%
AGC, Inc. ................... 100 3,996
Astellas Pharma, Inc. ........... 1,350 21,094
Chubu Electric Power Co., Inc. ..... 200 2,070
Chugai Pharmaceutical Co. Ltd. .... 200 6,674
CyberAgent, Inc. .............. 1,000 12,375
Daiichi Sankyo Co. Ltd. .......... 100 2,184
Eisai Co. Ltd. ................ 400 18,531
FANUC Corp. ................ 3,700 649,387
Fujitsu Ltd. .................. 100 14,983
GLP J-Reit .................. 1 1,519
Hino Motors Ltd. .............. 1,600 9,353
Hoya Corp. .................. 3,159 359,993
Inpex Corp. .................. 500 5,879
Japan Tobacco, Inc. ............ 200 3,415
Kansai Electric Power Co., Inc. (The) 200 1,884
Kao Corp. ................... 500 20,415
Keyence Corp. ............... 181 83,930
Kirin Holdings Co. Ltd. .......... 800 11,949
Kose Corp. .................. 1,500 156,938
Kyowa Kirin Co. Ltd. ............ 600 13,958
Kyushu Electric Power Co., Inc. .... 200 1,339
Mazda Motor Corp.
(d)
........... 1,600 11,761
Mitsubishi Electric Corp. ......... 2,100 24,085
Mizuho Financial Group, Inc. ...... 1,400 17,858
NEC Corp. .................. 600 25,206

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Japan (continued)
Nihon M&A Center Holdings, Inc. ... 100 $ 1,399
Nippon Telegraph & Telephone Corp. 100 2,905
Nomura Holdings, Inc. .......... 5,000 21,029
Olympus Corp. ............... 300 5,686
Oracle Corp. Japan ............ 300 20,789
Otsuka Holdings Co. Ltd. ........ 100 3,455
Pan Pacific International Holdings
Corp. .................... 1,100 17,601
Recruit Holdings Co. Ltd. ........ 3,577 155,410
Ryohin Keikaku Co. Ltd. ......... 400 4,640
Ship Healthcare Holdings, Inc. ..... 200 3,240
SoftBank Corp. ............... 200 2,333
SoftBank Group Corp. .......... 1,000 44,710
SUMCO Corp. ................ 500 8,182
Sumitomo Mitsui Trust Holdings, Inc. . 200 6,509
Suzuki Motor Corp. ............ 200 6,854
Sysmex Corp. ................ 200 14,485
Terumo Corp. ................ 600 18,155
Toray Industries, Inc. ........... 300 1,560
Toyota Motor Corp. ............ 300 5,411
Yamato Holdings Co. Ltd. ........ 900 16,812
1,841,941
Luxembourg — 0.1%
ArcelorMittal SA ............... 1,826 58,495
Arrival SA
(d)
.................. 19,836 73,988
132,483
Macau — 0.0%
Sands China Ltd.
(d)
............. 2,400 5,710
SJM Holdings Ltd. ............. 5,000 2,455
8,165
Mexico — 0.0%
America Movil SAB de CV ........ 2,230 2,362
Grupo Bimbo SAB de CV ........ 2,618 7,898
10,260
Netherlands — 1.7%
Adyen NV
(a)(c)(d)
............... 218 431,792
Akzo Nobel NV ............... 3,621 311,125
ASML Holding NV ............. 1,426 952,884
ING Groep NV ................ 73,881 771,387
Koninklijke Ahold Delhaize NV ..... 902 29,013
Koninklijke Philips NV ........... 725 22,108
Randstad NV ................ 284 17,084
Salt Pay Co. Ltd., Series C  (Acquired
11/16/21, cost $73,809)
(e)(g)
..... 38 69,053
Shell plc .................... 14,480 395,460
2,999,906
Norway — 0.1%
Aker BP ASA ................. 53 1,977
LINK Mobility Group Holding ASA
(d)
.. 4,270 8,310
Norsk Hydro ASA .............. 8,911 86,578
96,865
Poland — 0.0%
Dino Polska SA
(a)(c)(d)
............ 17 1,372
Polski Koncern Naftowy ORLEN SA . 536 9,619
10,991
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 566 13,578
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 56 2,831
Security
Shares
Shares Value
Singapore — 0.0%
DBS Group Holdings Ltd. ........ 800 $ 20,962
Singapore Press Holdings Ltd. ..... 600 1,040
United Overseas Bank Ltd. ....... 800 18,718
40,720
South Africa — 0.1%
Anglo American plc ............ 4,018 208,785
FirstRand Ltd.
(f)
............... 380 2,006
Impala Platinum Holdings Ltd. ..... 770 11,852
Kumba Iron Ore Ltd. ............ 239 10,616
233,259
South Korea — 0.8%
Amorepacific Corp. ............ 1,298 170,154
Coupang, Inc.
(d)
............... 3,622 64,037
DL E&C Co. Ltd.
(d)
............. 12 1,299
Fila Holdings Corp. ............ 159 4,091
Hana Financial Group, Inc. ....... 513 20,404
Kakao Corp. ................. 1,576 136,984
KB Financial Group, Inc. ......... 242 12,127
Kia Corp. ................... 171 10,357
Krafton, Inc.
(d)
................ 15 3,379
Kumho Petrochemical Co. Ltd. ..... 40 5,069
LG Chem Ltd. ................ 310 135,460
LG Display Co. Ltd.
(d)
........... 252 4,248
LG Energy Solution
(d)
........... 1,792 653,491
LG Household & Health Care Ltd. ... 2 1,411
POSCO .................... 42 10,075
Samsung Electronics Co. Ltd. ..... 375 21,459
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 50 9,004
Samsung SDI Co. Ltd. .......... 387 188,349
SK Hynix, Inc. ................ 46 4,425
SK Innovation Co. Ltd.
(d)
......... 1 175
1,455,998
Spain — 0.4%
Cellnex Telecom SA
(a)(c)
.......... 14,328 689,526
Endesa SA .................. 511 11,142
Iberdrola SA ................. 1,399 15,291
715,959
Sweden — 0.6%
Atlas Copco AB, Class A ......... 1,667 86,527
Epiroc AB, Class A ............. 3,879 82,967
Evolution AB
(a)(c)
............... 11 1,119
H & M Hennes & Mauritz AB, Class B 1,039 13,951
Hexagon AB, Class B ........... 5,447 76,317
Husqvarna AB, Class B .......... 929 9,691
Kinnevik AB, Class B
(d)
.......... 67 1,747
Lundin Energy AB ............. 507 21,281
SKF AB, Class B .............. 1,132 18,458
Svenska Handelsbanken AB, Class A 627 5,766
Telefonaktiebolaget LM Ericsson, Class
B ...................... 1,566 14,275
Telia Co. AB ................. 2,123 8,513
Volta Greentech AB
(e)
........... 228 26,269
Volvo AB, Class B ............. 33,833 631,167
998,048
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 713 23,130
Adecco Group AG (Registered) .... 202 9,163
Cie Financiere Richemont SA
(Registered) ............... 695 88,095
Julius Baer Group Ltd. .......... 133 7,700

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Switzerland (continued)
Kuehne + Nagel International AG
(Registered) ............... 23 $ 6,530
Lonza Group AG (Registered) ..... 205 148,544
Nestle SA (Registered) .......... 992 128,978
Novartis AG (Registered) ........ 336 29,498
On Holding AG, Class A
(d)(f)
....... 391 9,869
Partners Group Holding AG ....... 18 22,288
Roche Holding AG ............. 9 3,561
Sika AG (Registered) ........... 444 146,899
STMicroelectronics NV .......... 2,233 97,055
Straumann Holding AG (Registered) . 56 89,414
Swatch Group AG (The) ......... 31 8,789
Temenos AG (Registered) ........ 172 16,545
UBS Group AG (Registered) ...... 219 4,280
840,338
Taiwan — 0.7%
ASE Technology Holding Co. Ltd. ... 1,000 3,564
Cathay Financial Holding Co. Ltd. ... 5,000 11,161
Evergreen Marine Corp. Taiwan Ltd. . 3,000 13,945
Formosa Plastics Corp. .......... 2,000 7,397
Fubon Financial Holding Co. Ltd. ... 5,038 13,377
Hon Hai Precision Industry Co. Ltd. .. 2,760 10,134
MediaTek, Inc. ................ 1,000 31,121
Nan Ya Plastics Corp. ........... 3,000 9,711
Novatek Microelectronics Corp. .... 1,000 14,704
SinoPac Financial Holdings Co. Ltd. . 4,000 2,558
Taiwan Cooperative Financial Holding
Co. Ltd. .................. 7,000 7,185
Taiwan Glass Industry Corp. ...... 3,000 2,610
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 50,000 1,025,676
Unimicron Technology Corp. ...... 1,000 8,523
Uni-President Enterprises Corp. .... 2,000 4,564
United Microelectronics Corp. ..... 5,000 9,182
Wan Hai Lines Ltd. ............. 1,000 5,476
Yang Ming Marine Transport Corp.
(d)
. 3,000 12,861
1,193,749
Thailand — 0.0%
Intouch Holdings PCL, Class F ..... 4,400 10,289
Turkey — 0.0%
BIM Birlesik Magazalar A/S ....... 335 1,933
United Arab Emirates — 0.0%
NMC Health plc
(d)(e)
............. 8,338 —
United Kingdom — 2.4%
Alphawave IP Group plc
(d)
........ 15,500 36,030
Ashtead Group plc ............. 477 30,034
AstraZeneca plc .............. 6,888 913,439
Auto Trader Group plc
(a)(c)
........ 8,741 72,159
Barclays plc ................. 42,077 81,565
BP plc ..................... 19,295 94,592
BP plc, ADR ................. 2,818 82,849
British American Tobacco plc ...... 38 1,596
Burberry Group plc ............. 763 16,656
Compass Group plc
(d)
........... 19,710 424,161
Diageo plc .................. 801 40,630
Dr. Martens plc
(d)
.............. 2,251 6,998
Experian plc ................. 90 3,467
Exscientia Ltd., (Acquired 02/24/21,
cost $119,074)
(d)(g)
........... 17,100 246,240
Genius Sports Ltd.
(d)
............ 6,585 30,291
GlaxoSmithKline plc ............ 509 11,013
Security
Shares
Shares Value
United Kingdom (continued)
Grand Rounds, Inc., (Acquired
03/31/15, cost $127,944)
(d)(e)(g)
... 67,553 $ 138,484
Hargreaves Lansdown plc ........ 208 2,742
Intertek Group plc ............. 41 2,797
Kingfisher plc ................ 4,422 14,759
Legal & General Group plc ....... 3,306 11,721
Linde plc ................... 368 117,550
Lloyds Banking Group plc ........ 1,427,640 869,387
National Grid plc .............. 510 7,838
NatWest Group plc ............. 5,611 15,847
RELX plc ................... 148 4,605
Royal Mail plc ................ 1,735 7,455
Smith & Nephew plc ............ 395 6,282
Spirax-Sarco Engineering plc ...... 598 97,762
THG Holdings Ltd.
(d)
............ 45,632 54,777
Unilever plc .................. 14,434 655,344
Vodafone Group plc ............ 1,433 2,350
4,101,420
United States — 40.0%
3M Co. ..................... 153 22,779
Abbott Laboratories ............ 11,106 1,314,506
AbbVie, Inc.
(f)
................ 6,261 1,014,971
Accenture plc, Class A .......... 20 6,745
Adobe, Inc.
(d)
................. 53 24,148
Advance Auto Parts, Inc. ......... 624 129,143
Advanced Micro Devices, Inc.
(d)
.... 660 72,164
Agilent Technologies, Inc. ........ 37 4,896
Air Products & Chemicals, Inc. ..... 2,814 703,247
Airbnb, Inc., Class A
(d)(f)
.......... 78 13,397
Akamai Technologies, Inc.
(d)
....... 65 7,760
Albemarle Corp. .............. 2,879 636,691
Alcoa Corp. .................. 4,175 375,875
Align Technology, Inc.
(d)
.......... 3 1,308
Allegion plc .................. 10 1,098
Alphabet, Inc., Class A
(d)
......... 5 13,907
Alphabet, Inc., Class C
(d)
......... 1,010 2,820,920
Altair Engineering, Inc., Class A
(d)
... 1,917 123,455
AltC Acquisition Corp., Class A
(d)
.... 4,615 45,042
Altice USA, Inc., Class A
(d)
........ 545 6,802
Altus Power, Inc., (Acquired 12/09/21,
cost $34,000)
(d)(g)
............ 3,400 25,262
Amazon.com, Inc.
(d)(h)
........... 820 2,673,159
American Tower Corp. .......... 4,270 1,072,709
AMETEK, Inc. ................ 19 2,530
Amgen, Inc. ................. 7 1,693
Amphenol Corp., Class A ........ 31 2,336
Analog Devices, Inc. ............ 15 2,478
ANSYS, Inc.
(d)
................ 474 150,566
Anthem, Inc. ................. 4 1,965
Apple, Inc.
(h)
................. 18,739 3,272,017
Applied Materials, Inc. .......... 4,347 572,935
Aptiv plc
(d)
................... 2,550 305,261
Archer-Daniels-Midland Co. ....... 2,613 235,849
Arthur J Gallagher & Co. ......... 13 2,270
Astra Space, Inc., (Acquired 06/30/21,
cost $58,390)
(d)(g)
............ 5,839 22,539
Atlassian Corp. plc, Class A
(d)
...... 528 155,142
Autodesk, Inc.
(d)
............... 769 164,835
AutoZone, Inc.
(d)
.............. 7 14,312
AvalonBay Communities, Inc. ..... 28 6,954
AvidXchange Holdings, Inc.
(d)
...... 133 1,071
Baker Hughes Co. ............. 3,130 113,963
Bank of America Corp. .......... 34,007 1,401,769
Bank of New York Mellon Corp. (The) 48 2,382
Bath & Body Works, Inc. ......... 1,971 94,214

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States (continued)
Baxter International, Inc. ......... 159 $ 12,329
Becton Dickinson and Co. ........ 38 10,108
Berkshire Grey, Inc., Class A
(d)
..... 464 1,336
Berkshire Hathaway, Inc., Class B
(d)
. 55 19,410
Best Buy Co., Inc. ............. 140 12,726
Blend Labs, Inc., Class A
(d)(f)
....... 1,947 11,098
Boeing Co. (The)
(d)
............. 98 18,767
Booking Holdings, Inc.
(d)
......... 8 18,788
Boston Scientific Corp.
(d)
......... 25,565 1,132,274
Bristol-Myers Squibb Co. ......... 8,750 639,013
Broadcom, Inc. ............... 2 1,259
Brown-Forman Corp., Class B ..... 580 38,872
Bunge Ltd. .................. 874 96,848
Cadence Design Systems, Inc.
(d)
... 953 156,730
California Resources Corp. ....... 3,023 135,219
Capital One Financial Corp. ....... 52 6,827
Capri Holdings Ltd.
(d)
........... 1,561 80,220
Carrier Global Corp. ............ 1,444 66,236
CBRE Group, Inc., Class A
(d)
...... 181 16,565
CDW Corp. .................. 21 3,757
Centene Corp.
(d)
.............. 20 1,684
CF Industries Holdings, Inc. ....... 6,402 659,790
Charles Schwab Corp. (The) ...... 13,381 1,128,152
Charter Communications, Inc., Class
A
(d)
..................... 801 436,962
Chesapeake Energy Corp.
(f)
....... 211 18,357
Citigroup, Inc. ................ 32 1,709
CME Group, Inc. .............. 599 142,478
Colgate-Palmolive Co. .......... 25 1,896
Comcast Corp., Class A
(h)
........ 12,533 586,795
ConocoPhillips ............... 17,381 1,738,100
Constellation Brands, Inc., Class A .. 37 8,522
Constellation Energy Corp.
(d)
...... 477 26,831
Corteva, Inc. ................. 557 32,016
Costco Wholesale Corp. ......... 1,875 1,079,719
Crowdstrike Holdings, Inc., Class A
(d)
. 1,380 313,370
Crown Castle International Corp. ... 147 27,136
Crown PropTech Acquisitions
(d)
..... 3,804 37,888
Crown PropTech Acquisitions
(e)
..... 1,464 4,802
CSX Corp. .................. 2,363 88,494
Danaher Corp. ............... 128 37,546
Datadog, Inc., Class A
(d)
......... 634 96,032
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/01/21, cost
$203,100)
(g)(i)
............... 203,100 151,576
DaVita, Inc.
(d)
................. 164 18,550
Deere & Co. ................. 264 109,681
Dell Technologies, Inc., Class C
(d)
... 692 34,731
Delta Air Lines, Inc.
(d)
........... 1,683 66,596
Devon Energy Corp.
(f)
........... 2,402 142,030
Dexcom, Inc.
(d)
............... 897 458,905
Dick's Sporting Goods, Inc. ....... 399 39,908
Diversey Holdings Ltd.
(d)
......... 20,071 151,937
DocuSign, Inc.
(d)
.............. 111 11,890
Dominion Energy, Inc. ........... 18 1,529
DR Horton, Inc. ............... 6,960 518,590
Duke Realty Corp. ............. 42 2,439
Dynatrace, Inc.
(d)
.............. 5,392 253,963
Ecolab, Inc. ................. 12 2,119
Edwards Lifesciences Corp.
(d)
..... 4,895 576,239
Electronic Arts, Inc. ............ 228 28,844
Element Solutions, Inc. .......... 1,362 29,828
Eli Lilly & Co. ................ 4 1,146
Emerson Electric Co. ........... 274 26,866
Energy Transfer LP ............ 6,458 72,265
Security
Shares
Shares Value
United States (continued)
EOG Resources, Inc. ........... 17 $ 2,027
EPAM Systems, Inc.
(d)
........... 145 43,008
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(e)(g)
........... 330 258,680
EQT Corp.
(d)(f)
................ 30,458 1,048,060
Equity Residential ............. 209 18,793
Essex Property Trust, Inc. ........ 49 16,929
Estee Lauder Cos., Inc. (The), Class A 226 61,544
Expedia Group, Inc.
(d)
........... 662 129,534
Extra Space Storage, Inc. ........ 94 19,326
Exxon Mobil Corp. ............. 1,074 88,702
F5 Networks, Inc.
(d)
............ 1,331 278,112
Fanatics Holdings Inc., (Acquired
12/15/21, cost $301,006)
(e)(g)
.... 4,437 282,903
FedEx Corp. ................. 218 50,443
Fidelity National Information Services,
Inc. ..................... 78 7,833
First Republic Bank ............ 98 15,886
Floor & Decor Holdings, Inc., Class A
(d)
1,206 97,686
Ford Motor Co. ............... 5,653 95,592
Fortinet, Inc.
(d)
................ 689 235,459
Fortive Corp. ................. 12,796 779,660
Fortune Brands Home & Security, Inc. 17 1,263
Franklin Resources, Inc. ......... 293 8,181
Freeport-McMoRan, Inc.
(h)
........ 17,844 887,561
Frontier Communications Parent, Inc.
(d)
3,560 98,505
Gartner, Inc.
(d)
................ 29 8,626
Generac Holdings, Inc.
(d)
......... 362 107,608
General Dynamics Corp. ......... 13 3,135
General Motors Co.
(d)
........... 13,322 582,704
Genuine Parts Co. ............. 130 16,383
Gilead Sciences, Inc. ........... 368 21,878
Gitlab, Inc., Class A
(d)
........... 13 708
Global Foundries, Inc.
(d)(f)
......... 2,203 137,511
Green Plains, Inc.
(d)
............ 1,170 36,282
Hasbro, Inc. ................. 27 2,212
HCA Healthcare, Inc. ........... 85 21,303
Hess Corp. .................. 95 10,169
Hewlett Packard Enterprise Co. .... 1,647 27,521
Highland Transcend Partners I Corp.,
Class A
(d)
................. 4,772 46,909
Hilton Worldwide Holdings, Inc.
(d)
... 3,016 457,648
Hologic, Inc.
(d)
................ 116 8,911
Home Depot, Inc. (The) ......... 2,478 741,740
Honeywell International, Inc. ...... 7 1,362
HP, Inc. .................... 273 9,910
HubSpot, Inc.
(d)
............... 66 31,346
Humana, Inc. ................ 2,276 990,447
Huntington Ingalls Industries, Inc. ... 74 14,759
IDEXX Laboratories, Inc.
(d)
........ 30 16,412
iHeartMedia, Inc., Class A
(d)
....... 60 1,136
Illinois Tool Works, Inc. .......... 8 1,675
Informatica, Inc., Class A
(d)(f)
....... 3,125 61,688
Ingersoll Rand, Inc. ............ 78 3,927
Intel Corp. .................. 42 2,082
International Flavors & Fragrances, Inc. 3,345 439,299
Intuit, Inc. ................... 300 144,252
Intuitive Surgical, Inc.
(d)
.......... 1,803 543,929
Invesco Ltd. ................. 378 8,717
IQVIA Holdings, Inc.
(d)
........... 7 1,618
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(d)(e)(g)
........ 6,968 —
Johnson & Johnson ............ 4,052 718,136
Johnson Controls International plc .. 806 52,849
JPMorgan Chase & Co. ......... 246 33,535

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States (continued)
Kellogg Co. .................. 31 $ 1,999
Khosla Ventures Acquisition Co.
(d)
... 4,084 39,942
Kinder Morgan, Inc. ............ 1,037 19,610
KLA Corp. ................... 3 1,098
Laboratory Corp. of America Holdings
(d)
81 21,356
Lam Research Corp. ........... 57 30,644
Latch, Inc., (Acquired 06/04/21, cost
$51,030)
(d)(g)
............... 4,082 17,430
Lennar Corp., Class A ........... 754 61,202
Liberty Media Acquisition Corp.
(d)
... 12,038 120,741
Liberty Media Corp.-Liberty SiriusXM,
Class A
(d)
................. 6,640 303,514
Liberty Media Corp.-Liberty SiriusXM,
Class C
(d)
................. 8,942 408,918
Lions Gate Entertainment Corp., Class
A
(d)
..................... 3,576 58,110
Live Nation Entertainment, Inc.
(d)
... 1,199 141,050
LKQ Corp. .................. 272 12,352
Lockheed Martin Corp. .......... 3 1,324
Loews Corp. ................. 29 1,880
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(d)(e)(g)
.............. 1,457 15,852
Lowe's Cos., Inc. .............. 751 151,845
Lululemon Athletica, Inc.
(d)
........ 49 17,896
LyondellBasell Industries NV, Class A 1,192 122,561
Marsh & McLennan Cos., Inc. ..... 6,449 1,099,039
Masco Corp. ................. 4,746 242,046
Masimo Corp.
(d)
............... 423 61,563
Mastercard, Inc., Class A ......... 3,751 1,340,532
McDonald's Corp. ............. 2,075 513,106
Medtronic plc ................ 90 9,986
Merck & Co., Inc. .............. 308 25,271
Meta platforms, Inc., Class A
(d)
..... 659 146,535
Mettler-Toledo International, Inc.
(d)
.. 22 30,210
MGM Resorts International ....... 167 7,004
Micron Technology, Inc. .......... 6,432 500,988
Microsoft Corp.
(h)
.............. 12,550 3,869,291
Mid-America Apartment Communities,
Inc. ..................... 9 1,885
Mirion Technologies, Class A (Acquired
10/20/21, cost $201,000)
(g)
..... 20,100 162,207
Mirion Technologies, Inc.
(d)
........ 1,997 16,116
Moderna, Inc.
(d)
............... 287 49,439
Molina Healthcare, Inc.
(d)
......... 25 8,340
Mondelez International, Inc., Class A . 80 5,022
MongoDB, Inc.
(d)
.............. 398 176,549
Monster Beverage Corp.
(d)
........ 32 2,557
Moody's Corp. ................ 38 12,822
Morgan Stanley ............... 7,448 650,955
Mosaic Co. (The) .............. 616 40,964
MSCI, Inc. .................. 12 6,035
NetApp, Inc. ................. 95 7,885
Netflix, Inc.
(d)
................. 94 35,211
New Relic, Inc.
(d)(f)
............. 943 63,068
Newmont Corp. ............... 20 1,589
NextEra Energy, Inc. ........... 11,596 982,297
NIKE, Inc., Class B ............ 814 109,532
Northern Trust Corp. ............ 98 11,412
NVIDIA Corp. ................ 2,340 638,492
Offerpad Solutions, Inc., Class A
(Acquired 09/01/21, cost $57,260)
(d)
(g)
...................... 5,726 28,802
Okta, Inc., Class A
(d)
............ 480 72,461
ONEOK, Inc. ................. 546 38,564
Opendoor Technologies, Inc.
(d)
..... 5,720 49,478
Security
Shares
Shares Value
United States (continued)
Oracle Corp. ................. 216 $ 17,870
O'Reilly Automotive, Inc.
(d)
........ 227 155,486
Organon & Co. ............... 258 9,012
Otis Worldwide Corp. ........... 88 6,772
Palantir Technologies, Inc., Class A
(d)
700 9,611
Palo Alto Networks, Inc.
(d)
........ 480 298,805
Park Hotels & Resorts, Inc.
(d)
...... 997 19,471
Parker-Hannifin Corp. ........... 103 29,227
Paycom Software, Inc.
(d)
......... 19 6,581
PayPal Holdings, Inc.
(d)
.......... 12 1,388
Peloton Interactive, Inc., Class A
(d)
.. 4,707 124,359
Penn National Gaming, Inc.
(d)
...... 1,092 46,323
PepsiCo, Inc. ................ 706 118,170
Pfizer, Inc. .................. 353 18,275
Philip Morris International, Inc. ..... 265 24,894
Pioneer Natural Resources Co. .... 1,672 418,050
Planet Labs Pbc, (Acquired 12/07/21,
cost $54,000)
(d)(g)
............ 4,320 21,946
Playstudios, Inc., (Acquired 06/17/21,
cost $81,210)
(d)(g)
............ 6,121 29,687
PNC Financial Services Group, Inc.
(The) .................... 167 30,803
PPG Industries, Inc. ............ 1,617 211,940
Procter & Gamble Co. (The) ...... 12 1,834
Prologis, Inc. ................. 305 49,251
Proof Acquisition Corp.
(e)
......... 807 855
Public Service Enterprise Group, Inc. 149 10,430
Public Storage ................ 8 3,122
PVH Corp. .................. 497 38,075
QUALCOMM, Inc. ............. 659 100,708
Raytheon Technologies Corp. ..... 39 3,864
Regeneron Pharmaceuticals, Inc.
(d)
.. 234 163,430
ResMed, Inc.
(f)
................ 757 183,580
Rivian Automotive, Inc., Class A
(d)(f)
.. 1,375 69,080
Rocket Lab USA, Inc. ........... 3,465 27,893
Rockwell Automation, Inc. ........ 57 15,962
Rollins, Inc.
(f)
................. 334 11,707
Rotor Acquisition Corp.
(e)
......... 687 3,057
S&P Global, Inc. .............. 439 180,069
salesforce.com, Inc.
(d)
........... 5,167 1,097,057
Samsonite International SA
(a)(c)(d)
.... 4,200 9,397
Sarcos Technology & Robotics Corp.
(d)(f)
1,371 9,117
Sarcos Technology & Robotics,
(Acquired 09/24/21, cost $275,750)
(d)
(g)
...................... 27,575 183,374
SBA Communications Corp. ...... 115 39,572
Schlumberger NV ............. 378 15,615
Schneider Electric SE ........... 173 29,045
Seagate Technology Holdings plc ... 102 9,170
Seagen, Inc.
(d)
................ 1,831 263,756
Sema4 Holdings Corp., (Acquired
07/17/20, cost $82,846)
(d)(g)
..... 16,717 51,321
Sema4 Holdings Corp., (Acquired
07/22/21, cost $72,360)
(d)(g)
..... 4,315 13,247
Sempra Energy ............... 7,253 1,219,374
ServiceNow, Inc.
(d)
............. 986 549,094
Sherwin-Williams Co. (The) ....... 12 2,995
Signature Bank ............... 4 1,174
Signet Jewelers Ltd. ............ 948 68,920
Simon Property Group, Inc. ....... 15 1,973
Skyworks Solutions, Inc. ......... 16 2,132
SmartRent, Inc., Class A
(d)
........ 5,850 29,601
Snap-on, Inc. ................ 55 11,301
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $7,945)
(e)(g)
...... 529 7,231

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States (continued)
Snowflake, Inc., Class A
(d)
........ 77 $ 17,643
Sonder Holdings, Inc., (Acquired
01/14/22, cost $14,233)
(d)(g)
..... 6,340 30,115
Sonos, Inc.
(d)
................. 2,529 71,368
Southwest Airlines Co.
(d)
......... 190 8,702
Splunk, Inc.
(d)
................ 373 55,432
Stanley Black & Decker, Inc. ...... 29 4,054
Starbucks Corp. ............... 4,417 401,815
Starwood Property Trust, Inc. ...... 3,015 72,873
Stellantis NV ................. 1,412 22,860
Stryker Corp. ................ 775 207,196
Sun Country Airlines Holdings, Inc.,
(Acquired 06/25/21, cost $168,603)
(d)
(g)
...................... 7,468 195,512
SVB Financial Group
(d)
.......... 3 1,678
T. Rowe Price Group, Inc. ........ 83 12,549
Tapestry, Inc. ................. 366 13,597
Target Corp. ................. 86 18,251
TE Connectivity Ltd. ............ 4,905 642,457
Tenet Healthcare Corp.
(d)
......... 219 18,825
Tesla, Inc.
(d)
.................. 209 225,218
Textron, Inc. ................. 22 1,636
Thermo Fisher Scientific, Inc.
(h)
..... 1,470 868,256
TJX Cos., Inc. (The) ............ 6,569 397,950
T-Mobile US, Inc.
(d)
............. 21 2,695
Toast, Inc., Class A
(d)
........... 3,535 76,816
TPB Acquisition Corp. I, Class A
(d)
... 2,154 20,937
Tractor Supply Co. ............. 129 30,105
Trane Technologies plc .......... 423 64,592
TransDigm Group, Inc.
(d)
......... 179 116,626
Trimble, Inc.
(d)
................ 60 4,328
Twilio, Inc., Class A
(d)
........... 1,215 200,244
Uber Technologies, Inc.
(d)
........ 2,153 76,819
UDR, Inc. ................... 41 2,352
Ulta Beauty, Inc.
(d)
............. 173 68,892
United Parcel Service, Inc., Class B . 4,394 942,337
United Rentals, Inc.
(d)
........... 349 123,968
United States Steel Corp. ........ 3,052 115,182
UnitedHealth Group, Inc. ......... 3,897 1,987,353
US Bancorp ................. 1,418 75,367
Valero Energy Corp. ............ 9,493 963,919
VeriSign, Inc.
(d)
............... 808 179,748
Verisk Analytics, Inc. ............ 694 148,953
Verizon Communications, Inc. ..... 1,169 59,549
Vertex Pharmaceuticals, Inc.
(d)
..... 63 16,441
Vertiv Holdings Co., Class A (Acquired
03/01/21, cost $61,258)
(g)
...... 32,386 453,404
VF Corp. ................... 31 1,763
Victoria's Secret & Co.
(d)
......... 608 31,227
Visa, Inc., Class A ............. 56 12,419
VMware, Inc., Class A ........... 212 24,140
Vulcan Materials Co. ........... 4,824 886,169
Walmart, Inc. ................. 3,064 456,291
Walt Disney Co. (The)
(d)
......... 6,238 855,604
Waste Connections, Inc. ......... 113 15,786
Waters Corp.
(d)
............... 42 13,036
WEC Energy Group, Inc. ......... 75 7,486
Wells Fargo & Co. ............. 59 2,859
Western Digital Corp.
(d)
.......... 1,812 89,966
Weyerhaeuser Co. ............. 2,548 96,569
Williams-Sonoma, Inc.
(f)
......... 493 71,485
Willis Towers Watson plc ......... 76 17,953
WillScot Mobile Mini Holdings Corp.
(d)
2,701 105,690
Workday, Inc., Class A
(d)
......... 165 39,511
WR Berkley Corp. ............. 22 1,465
Security
Shares
Shares Value
United States (continued)
XPO Logistics, Inc.
(d)
........... 3,252 $ 236,746
Yum! Brands, Inc. ............. 99 11,734
Zebra Technologies Corp., Class A
(d)
. 34 14,066
Zoetis, Inc. .................. 560 105,610
Zscaler, Inc.
(d)
................ 916 221,012
70,097,203
Total Common Stocks — 58.6%
(Cost: $88,574,311) .............................. 102,618,884
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.5%
Quintis Australia Pty. Ltd.
(a)(e)(j)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 445 444,950
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 414,143
859,093
Canada — 0.0%
Mattamy Group Corp., 4.63%
,
03/01/30
(a)
................ 6 5,636
Toronto-Dominion Bank (The), 2.35%
,
03/08/24 ................. 52 51,689
57,325
China — 0.2%
China Aoyuan Group Ltd., 7.95%
,
06/21/24
(c)(d)(k)
.............. 200 32,000
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)(e)(k)(l)(m)
............ 300 —
RKPF Overseas 2019 A Ltd., 5.90%
,
03/05/25
(c)
................ 200 155,000
Sunac China Holdings Ltd., 6.65%
,
08/03/24
(c)
................ 200 49,000
Times China Holdings Ltd., 6.75%
,
07/08/25
(c)
................ 200 78,000
314,000
Germany — 0.3%
(a)
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24 ................. EUR 139 138,392
APCOA Parking Holdings GmbH,
(EURIBOR 3 Month + 5.00%),
5.00%
,
01/15/27
(b)
........... 102 111,812
Douglas GmbH, 6.00%
,
04/08/26 ... 127 133,374
Kirk Beauty SUN GmbH, 0.00%
,
10/01/26
(b)
................ 105 101,670
485,248
India — 0.1%
REI Agro Ltd.
(d)(k)(l)
5.50%, 11/13/14
(a)
........... USD 220 1,846
5.50%, 11/13/14
(c)(e)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 188,500
190,346
Italy — 0.3%
Castor SpA, (EURIBOR 3 Month +
5.25%), 5.25%
,
02/15/29
(a)(b)
.... EUR 100 110,017
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(b)
... 178 181,159

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Italy (continued)
KME SE, 6.75%
,
02/01/23
(c)
....... EUR 71 $ 76,377
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 107,671
Shiba Bidco SpA, 4.50%
,
10/31/28
(a)
. 100 106,200
581,424
Luxembourg — 0.3%
(a)
Garfunkelux Holdco 3 SA, 7.75%
,
11/01/25 .................. GBP 100 130,380
Herens Midco SARL, 5.25%
,
05/15/29 EUR 100 94,451
Picard Bondco SA, 5.38%
,
07/01/27 . 100 110,040
Sani/Ikos Financial Holdings 1 SARL,
5.63%
,
12/15/26 ............ 100 108,136
443,007
South Korea — 0.2%
(b)(c)
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.85%),
3.38%
,
02/04/32 ............ USD 200 190,702
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.64%), 4.35%
(n)
200 200,413
391,115
Thailand — 0.2%
(c)
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 200 183,155
Kasikornbank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.94%), 5.28%
(b)(n)
200 194,538
377,693
Turkey — 0.1%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(d)(e)(k)(l)
............ 800 59,040
United Kingdom — 0.5%
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(a)
........... GBP 100 124,521
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 128,502
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. GBP 100 105,979
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. 100 125,459
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 100 132,678
Kane Bidco Ltd.
(a)
5.00%, 02/15/27 ............ EUR 100 108,059
6.50%, 02/15/27 ............ GBP 100 127,771
Vodafone Group plc, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.77%), 4.12%
,
06/04/81
(b)
................ USD 29 26,330
879,299
United States — 1.8%
AbbVie, Inc., 4.25%
,
11/21/49 ..... 43 44,622
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 9 8,752
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 84 75,807
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
154 160,930
American Express Co., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.85%), 3.55%
(b)(n)
29 26,428
Ashton Woods USA LLC, 4.63%
,
08/01/29
(a)
................ 2 1,764
Security
Par (000)
Par (000) Value
United States (continued)
Avantor Funding, Inc., 4.63%
,
07/15/28
(a)
................ USD 3 $ 2,967
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 20 19,723
Broadcom, Inc.
1.95%, 02/15/28
(a)
........... 10 9,011
4.15%, 11/15/30 ............ 34 34,458
Caesars Entertainment, Inc., 4.63%
,
10/15/29
(a)
................ 3 2,805
Capital One Financial Corp., Series
M, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.16%), 3.95%
(b)(n)
........... 28 26,043
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ 10 8,150
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 17 17,170
Charter Communications Operating
LLC, 2.80%
,
04/01/31 ......... 56 50,472
Chesapeake Energy Corp., 5.50%
,
02/01/26
(a)
................ 2 2,048
Colgate Energy Partners III LLC,
7.75%
,
02/15/26
(a)
........... 4 4,264
Colt Merger Sub, Inc.
(a)
5.75%, 07/01/25 ............ 4 4,082
8.13%, 07/01/27 ............ 1 1,072
Commercial Metals Co., 4.38%
,
03/15/32 ................. 12 11,145
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 3 2,864
CVS Health Corp., 5.05%
,
03/25/48 . 46 52,095
DaVita, Inc.
(a)
4.63%, 06/01/30 ............ 4 3,735
3.75%, 02/15/31 ............ 7 6,125
DISH DBS Corp., 5.25%
,
12/01/26
(a)
. 50 47,625
Equinix, Inc., 2.50%
,
05/15/31 ..... 17 15,246
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 3 2,797
5.00%, 03/01/28 ............ 90 84,375
Freed Corp., 10.00%
,
12/01/23
(e)
... 128 124,646
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 23 22,914
8.25%, 04/15/25 ............ 19 18,942
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 26 25,501
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 10 9,933
6.75%, 05/01/29 ............ 18 17,280
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 45,675
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3 3,068
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 11,715
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 69 64,917
Genesis Energy LP, 8.00%
,
01/15/27 2 2,057
Gilead Sciences, Inc., 4.75%
,
03/01/46 41 45,435
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 3 3,345
Homes by West Bay LLC, 9.50%
,
04/30/27
(e)
................ 146 143,445
iHeartCommunications, Inc., 6.38%
,
05/01/26 ................. 1 639
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(a)
................ 6 6,495

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Kraft Heinz Foods Co., 4.38%
,
06/01/46 ................. USD 45 $ 44,444
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 1 960
Level 3 Financing, Inc., 3.63%
,
01/15/29
(a)
................ 3 2,625
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(l)
................ 27 23,326
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 7 6,746
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 15 14,000
Lowe's Cos., Inc.
3.35%, 04/01/27 ............ 25 25,146
4.25%, 04/01/52 ............ 53 54,820
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 52 49,530
Magallanes, Inc., 3.43%
,
03/15/24
(a)
. 17 17,093
MGM Growth Properties Operating
Partnership LP
5.63%, 05/01/24 ............ 5 5,147
3.88%, 02/15/29
(a)
........... 28 27,510
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 1 922
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 8 7,400
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 7 7,123
5.50%, 08/15/28 ............ 25 24,033
5.13%, 12/15/30 ............ 2 1,850
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 17 16,436
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 4 3,875
NuStar Logistics LP, 5.75%
,
10/01/25 13 13,244
ONEOK Partners LP, 4.90%
,
03/15/25 79 81,537
Oracle Corp., 3.95%
,
03/25/51 ..... 37 32,346
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 3 2,933
Pacific Gas & Electric Co., 4.50%
,
07/01/40 ................. 23 20,485
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 10 9,375
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 20 22,125
PG&E Corp.
5.00%, 07/01/28 ............ 30 28,998
5.25%, 07/01/30 ............ 2 1,940
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 43 40,670
7.25%, 03/15/29 ............ 45 42,447
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 15,683
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
3 2,895
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 3 3,045
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%
,
10/17/33
(e)
200 190,500
Sabre GLBL, Inc., 9.25%
,
04/15/25
(a)
. 20 22,173
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 147 152,180
Service Properties Trust
5.00%, 08/15/22 ............ 41 40,795
4.50%, 06/15/23 ............ 14 13,840
Security
Par (000)
Par (000) Value
United States (continued)
Sirius XM Radio, Inc., 4.13%
,
07/01/30
(a)
................ USD 4 $ 3,745
SM Energy Co., 10.00%
,
01/15/25
(a)
. 9 9,825
Sonder Corp., (LIBOR USD 3 Month +
7.00%), 7.93%
,
01/19/27
(b)(e)
.... 147 137,813
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 2 1,910
Stem, Inc., 0.50%
,
12/01/28
(a)(l)
..... 6 4,450
Sunoco LP
4.50%, 05/15/29 ............ 2 1,887
4.50%, 04/30/30
(a)
........... 6 5,528
Talen Energy Supply LLC, 7.63%
,
06/01/28
(a)
................ 23 21,305
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 77 79,704
Tenet Healthcare Corp., 4.88%
,
01/01/26
(a)
................ 2 2,018
TransDigm, Inc., 6.25%
,
03/15/26
(a)
.. 262 268,980
Union Pacific Corp., 2.80%
,
02/14/32 60 57,608
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%
,
10/15/27 ................. 54 56,158
United Shore Financial Services LLC,
5.50%
,
11/15/25
(a)
........... 1 970
VICI Properties LP, 3.50%
,
02/15/25
(a)
2 1,971
Vistra Operations Co. LLC, 5.63%
,
02/15/27
(a)
................ 80 79,932
Workday, Inc., 3.50%
,
04/01/27 .... 20 19,995
Wyndham Destinations, Inc., 6.63%
,
07/31/26
(a)
................ 2 2,085
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 32 32,360
XHR LP, 6.38%
,
08/15/25
(a)
....... 13 13,397
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 30 27,607
3,172,027
Total Corporate Bonds — 4.5%
(Cost: $10,119,995) .............................. 7,809,617
Floating Rate Loan Interests
Belgium — 0.1%
Apollo Finco BV, Facility Term Loan
B, (EURIBOR 3 Month + 4.88%),
4.88%
,
 10/02/28
(b)
........... EUR 149 157,620
Canada — 0.2%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.46%
,
 06/02/25 ............ USD 86 84,777
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25 ...... EUR 188 205,824
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.93%
,
 11/01/26 ....... USD 8 7,928
298,529

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 11/17/27
(b)
........... EUR 214 $ 235,554
Jersey, Channel Islands — 0.1%
(b)(e)
Vita Global Finco Ltd., Facility Term
Loan, (LIBOR GBP 6 Month +
7.00%), 7.69%
,
 07/06/27 ...... GBP 40 52,268
Vita Global Finco Ltd., Term Loan,
(EURIBOR 3 Month + 7.00%),
0.00% - 7.00%
,
 01/01/28 ...... EUR 67 73,359
125,627
Luxembourg — 0.1%
(b)
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/05/28 ............ USD 124 123,208
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
18.00%
,
 01/01/28
(e)
.......... 112 110,804
234,012
Netherlands — 0.4%
(b)
Cypher Bidco BV, Term Loan,
(EURIBOR 6 Month + 0.00%),
0.00% - 7.00%
,
 01/01/28
(e)
..... EUR 154 161,151
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
3.26%
,
 07/21/26 ............ USD 94 92,760
Median BV, Facility Term Loan B1,
(EURIBOR 3 Month + 5.00%),
5.00%
,
 10/14/27 ............ EUR 100 108,136
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 311 336,433
698,480
United Kingdom — 0.0%
Entain plc, Facility Term Loan B,
(LIBOR USD 6 Month + 2.25%),
3.74%
,
 03/29/27
(b)(e)
.......... USD 44 43,342
United States — 2.3%
ACProducts Holdings, Inc., Term Loan,
05/17/28
(b)(o)
............... 96 86,094
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(b)
..... 74 73,231
Altar BidCo, Inc., 1st Lien Term Loan,
02/01/29
(b)(o)
............... 69 67,986
American Auto Auction Group LLC, 1st
Lien Term Loan B, (LIBOR USD 3
Month + 5.00%), 5.80%
,
 12/30/27
(b)
82 80,261
American Rock Salt Co. LLC, 1st Lien
Term Loan, 06/09/28
(b)(o)
....... 13 12,805
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.65%
,
 12/15/27
(b)
........... 32 31,716
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.40%
,
 12/15/27
(b)
........... 25 24,688
Bally's Corp., Facility Term Loan B,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 10/02/28
(b)
........... 71 70,380
Security
Par (000)
Par (000) Value
United States (continued)
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... USD 20 $ 19,474
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.96%
,
 07/21/25
(b)
..... 35 35,300
Change Healthcare Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.50%), 3.50%
,
 03/01/24
(b)
..... 15 14,547
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.47%
,
 04/05/28
(b)
..... 18 16,339
Cobham Ultra U.S. Co., Term Loan,
11/17/28
(b)(o)
............... 8 7,903
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.81%
,
 05/14/28
(b)
........... 5 4,615
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.76%
,
 05/17/28
(b)
..... 15 14,701
ConnectWise LLC, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 09/29/28
(b)
........... 23 22,759
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.00%
,
 10/02/28
(b)
..... 7 6,678
CP Iris Holdco I, Inc., Delayed Draw 1st
Lien Term Loan, 10/02/28
(b)(o)
.... 1 1,336
DirectTV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
5.75%
,
 08/02/27
(b)
........... 46 45,817
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
5.75%
,
 12/21/28
(b)
........... 28 27,440
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
6.76%
,
 12/10/28
(b)(e)
.......... 43 42,147
DT Midstream, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.50%
,
 06/26/28
(b)
........... 40 39,894
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 3 Month + 7.50%),
8.25%
,
 05/01/28
(b)
........... 50 49,832
Emerald Technologies (U.S.)
Acquisitionco, Inc., Term Loan B,
(LIBOR USD 6 Month + 6.25%),
7.25%
,
 12/29/27
(b)(e)
.......... 33 32,010
Enterprise Development Authority
(The), Term Loan B, (LIBOR USD 1
Month + 4.25%), 5.00%
,
 02/28/28
(b)
98 96,737
Fanatics Commerce Intermediate
Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28
(b)
........... 34 33,576
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
10 10,208
Frontier Communications Holdings
LLC, Term Loan B, (LIBOR USD 3
Month + 3.75%), 4.81%
,
 05/01/28
(b)
59 58,483
Galaxy Brands (Refi), Term Loan,
(LIBOR USD 3 Month + 0.00%),
0.00% - 7.00%
,
 11/12/26
(b)(e)
.... 187 183,390

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.22%
,
 08/31/27
(b)
........... USD 99 $ 96,927
Gray Television, Inc., Term Loan D,
(LIBOR USD 1 Month + 3.00%),
3.46%
,
 12/01/28
(b)
........... 110 109,059
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.20%
,
 07/20/26
(b)(e)
.... 119 119,000
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 08/27/28
(b)
..... 11 10,890
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/02/28
(b)
..... 62 61,412
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 2.21%
,
 06/22/26
(b)
..... 151 149,162
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 6.50%
,
 10/25/28
(b)(e)
.... 21 19,900
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 10/27/28
(b)
........... 73 72,160
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 07/10/28
(b)
........... 20 19,651
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 04/26/28
(b)
........... 47 46,187
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.50%
,
 10/04/28
(b)(e)
.......... 16 15,760
Jeld-Wen, Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
2.71%
,
 07/28/28
(b)
........... 42 41,465
Jo-Ann Stores LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(b)
........... 58 50,153
Kronos Acquisition Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 7.00%
,
 12/22/26
(b)
..... 15 14,856
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
0.00%), 4.50%
,
 12/17/27
(b)
..... 116 112,961
Leslie's Poolmart, Inc., Term Loan,
(LIBOR USD 3 Month + 2.50%),
3.02%
,
 03/09/28
(b)
........... 51 50,130
LSF11 A5 Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 10/15/28
(b)
........... 41 40,375
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
18.00%
,
 04/01/23
(b)(e)
......... 128 127,680
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(b)
..... 27 26,395
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 3
Month + 7.00%), 7.50%
,
 11/01/29
(b)
15 14,400
Medline Borrower LP, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 10/23/28
(b)
........... 102 100,929
Security
Par (000)
Par (000) Value
United States (continued)
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(b)
USD 21 $ 20,645
Michaels Cos., Inc. (The), Term Loan
B, (LIBOR USD 1 Month + 4.25%),
5.26%
,
 04/15/28
(b)
........... 9 8,403
MIP V Waste Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 12/08/28
(b)
........... 25 24,688
Naked Juice LLC, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.00%),
6.65%
,
 01/24/30
(b)
........... 4 3,980
OD Intermediate SUBI Holdco II LLC,
Term Loan, 04/01/26
(e)(o)(p)
...... 208 201,449
Organon & Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.56%
,
 06/02/28
(b)
........... 62 61,321
OVG Business Services LLC, Term
Loan, (LIBOR USD 3 Month +
6.25%), 7.25%
,
 11/20/28
(b)
..... 54 51,975
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.25%), 4.22%
,
 12/28/27
(b)
..... 42 41,018
PG&E Corp., Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 48 47,601
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
3.21%
,
 03/13/28
(b)
........... 110 107,952
ProFrac Holdings II, LLC, Term Loan,
(LIBOR USD 3 Month + 8.50%),
9.60%
,
 03/04/25
(b)
........... 73 71,540
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
89 88,120
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 96 93,132
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
0.08%), 8.50%
,
 04/27/29
(b)
..... 50 45,500
Scientific Games Holdings LP, 1st Lien
Term Loan, (LIBOR USD 3 Month +
0.00%), 0.00%
,
 04/04/29
(b)
..... 44 43,544
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 58 56,761
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(b)
..... 89 88,295
Signal Parent, Inc., Term Loan,
04/03/28
(b)(o)
............... 82 73,162
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/08/28
(b)
10 9,624
SRS Distribution, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00% - 4.02%
,
 06/02/28
(b)
..... 49 48,347
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 10/06/28
(b)
..... 18 17,430
Tory Burch LLC, Term Loan B,
04/16/28
(b)(o)
............... 17 16,239

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Triton Water Holdings, Inc., 1st Lien
Term Loan, 03/31/28
(b)(o)
....... USD 31 $ 30,110
Univision Communications, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/15/26
(b)
20 19,709
Univision Communications, Inc., Term
Loan, (LIBOR USD 1 Month +
3.25%), 4.00%
,
 01/31/29
(b)
..... 35 34,592
Vaco Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
5.80%
,
 01/21/29
(b)
........... 33 32,643
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 5.22%
,
 10/04/28
(b)(e)
.... 12 11,700
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.46%
,
 02/28/27
(b)
........... 46 45,992
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 10/19/27
(b)
..... 132 130,615
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.75%), 3.76%
,
 03/24/28
(b)
..... 11 10,870
Zurn LLC, 1st Lien Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.75%
,
 10/04/28
(b)
........... 3 2,973
4,049,729
Total Floating Rate Loan Interests — 3.3%
(Cost: $5,951,750) .............................. 5,842,893
Foreign Agency Obligations
Pakistan — 0.1%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
.... 200 129,522
Total Foreign Agency Obligations — 0.1%
(Cost: $201,672) ................................ 129,522
Foreign Government Obligations
Argentina — 0.1%
Argentine Republic
1.00%, 07/09/29 ............ 30 10,082
0.50%, 07/09/30
(q)
........... 295 98,990
1.13%, 07/09/35
(q)
........... 331 100,695
2.00%, 01/09/38
(q)
........... 119 44,843
254,610
Austria — 0.1%
Republic of Austria, 2.10%
,
09/20/17
(a)(c)
EUR 116 154,929
Canada — 0.5%
Canada Government Bond, 0.50%
,
09/01/25 ................. CAD 1,195 898,169
China — 0.3%
People's Republic of China, 2.68%
,
05/21/30 ................. CNY 3,310 511,922
Indonesia — 0.1%
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 3.38%
,
02/05/30
(c)
................ USD 200 187,663
Security
Par (000)
Par (000) Value
Spain — 0.4%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(c)
EUR 432 $ 622,020
Total Foreign Government Obligations — 1.5%
(Cost: $3,128,398) .............................. 2,629,313
Shares
Shares
Investment Companies
Health Care Select Sector SPDR
Fund
(f)
................... 1,533 210,006
Industrial Select Sector SPDR Fund . 928 95,565
iShares China Large-Cap ETF
(r)
.... 2,692 86,063
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(r)
........ 147 17,778
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(r)
.......... 10,627 1,038,896
iShares Latin America 40 ETF
(f)(r)
... 2,948 89,590
iShares MSCI Brazil ETF
(f)(r)
....... 3,320 125,529
iShares MSCI Emerging Markets ETF
(r)
429 19,369
iShares Nasdaq Biotechnology ETF
(r)
153 19,936
KraneShares Bosera MSCI China A
ETF
(f)
.................... 1,304 47,779
KraneShares CSI China Internet ETF 4,285 122,165
SPDR Bloomberg Barclays High Yield
Bond ETF
(f)
................ 109 11,172
SPDR Gold Shares
(i)
............ 2,028 366,358
United States Oil Fund LP ........ 1,587 117,629
VanEck Vectors Semiconductor ETF . 221 59,624
Total Investment Companies — 1.4%
(Cost: $2,609,380) .............................. 2,427,459
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.6%
United States — 0.6%
(a)(b)
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1B1,
(SOFR30A + 3.10%), 3.20%,
10/25/41 ............... USD 30 27,639
Series 2022-R01, Class 1B1,
(SOFR30A + 3.15%), 3.25%,
12/25/41 ............... 14 12,578
Federal Home Loan Mortgage Corp.
STACR REMIC Trust, Series
2022-DNA1, Class B1, (SOFR30A +
3.40%), 3.50%, 01/25/42 ....... 17 15,427
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.10%,
12/25/50 ............... 17 16,221
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.60%,
10/25/33 ............... 49 46,147
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.10%,
08/25/33 ............... 32 28,147
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.10%,
08/25/33 ............... 20 17,772

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.50%,
08/25/33 ............... USD 18 $ 16,760
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.10%,
08/25/33 ............... 17 16,161
Federal Home Loan Mortgage
Corp.,Structured Agency Credit Risk
Debt Notes, Series 2021-DNA7,
Class B1, (SOFR30A + 3.65%),
3.75%, 11/25/41 ............ 51 47,980
Federal Home Loan Mortgage Corp.
STACR REMIC Trust, Series
2021-DNA6, Class B1, (SOFR30A +
3.40%), 3.50%, 10/25/41 ....... 51 47,051
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 562 519,847
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 222 211,552
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 65,193
1,088,475
Commercial Mortgage-Backed Securities — 1.8%
Cayman Islands — 0.1%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (TSFR1M + 3.37%), 3.67%,
12/15/34
(a)(b)
............... 100 99,876
United States — 1.7%
BANK
Series 2017-BNK8, Class B, 3.93%,
11/15/50
(b)
.............. 13 12,420
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 17 17,545
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.50%,
04/15/36 ............... 27 26,186
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.75%,
04/15/36 ............... 37 35,896
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 2.00%,
04/15/36 ............... 33 32,016
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.50%,
04/15/36 ............... 37 35,908
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 3.30%,
04/15/36 ............... 24 23,402
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 4.20%,
04/15/36 ............... 39 38,245
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 5.30%,
04/15/36 ............... 18 17,654
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 46 42,849
Security
Par (000)
Par (000) Value
United States (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 3.05%,
10/15/36 ............... USD 85 $ 82,998
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 2.57%,
10/15/36 ............... 109 105,136
Series 2021-CIP, Class E, (LIBOR
USD 1 Month + 2.82%), 3.22%,
12/15/38 ............... 100 96,987
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 3.20%,
05/15/38 ............... 100 96,495
Series 2021-XL2, Class F, (LIBOR
USD 1 Month + 2.24%), 2.64%,
10/15/38 ............... 119 115,480
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 59,389
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 77,184
Series 2021-ARIA, Class E, (LIBOR
USD 1 Month + 2.24%), 2.64%,
10/15/36 ............... 100 97,368
Series 2021-MFM1, Class E,
(LIBOR USD 1 Month + 2.25%),
2.65%, 01/15/34 .......... 20 19,415
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.40%,
01/15/34 ............... 40 39,289
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
3.20%, 06/15/38 .......... 107 103,313
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 9,823
Citigroup Commercial Mortgage Trust,
Series 2018-C6, Class A4, 4.41%,
11/10/51 .................. 16 16,984
Commercial Mortgage Trust
Series 2014-CR17, Class C, 4.78%,
05/10/47
(b)
.............. 15 15,151
Series 2014-CR21, Class A3,
3.53%, 12/10/47 .......... 32 31,790
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.75%, 12/15/31
(a)
(b)
...................... 13 12,278
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.65%,
11/15/48
(b)
.............. 10 9,807
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 94 88,179
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (LIBOR USD 1
Month + 2.00%), 2.31%, 05/15/35
(a)
(b)
...................... 91 89,067
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.65%,
07/15/38 ............... 203 199,697
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 3.25%,
07/15/38 ............... 101 99,658

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (LIBOR
USD 1 Month + 2.94%), 3.33%,
11/15/36
(a)(b)
............... USD 100 $ 97,513
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 33,351
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 36,219
JPMorgan Chase Commercial
Mortgage Securities Corp.
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.85%,
04/15/38 ............... 60 58,191
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.35%,
04/15/38 ............... 60 57,739
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2018-WPT, Class DFX, 5.35%,
07/05/33
(a)
................ 18 17,684
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.75%, 03/15/38
(a)(b)
.... 115 110,113
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR
USD 1 Month + 4.00%), 4.40%,
11/15/38 ............... 122 118,750
Series 2021-MDLN, Class G,
(LIBOR USD 1 Month + 5.25%),
5.65%, 11/15/38 .......... 131 127,909
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.50%,
04/15/38 ............... 156 152,267
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 3.00%,
04/15/38 ............... 106 103,244
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24, Class C, (LIBOR
USD 1 Month + 0.00%), 4.34%,
05/15/48
(b)
.............. 10 9,730
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... 27 27,382
Morgan Stanley Capital I Trust
Series 2018-MP, Class A, 4.28%,
07/11/40
(a)(b)
............. 17 17,356
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 29 27,235
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (LIBOR
USD 1 Month + 2.62%), 3.02%,
11/15/38 ............... 100 96,365
Series 2021-MFP2, Class F, (LIBOR
USD 1 Month + 2.62%), 3.02%,
11/15/36 ............... 100 97,489
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
2.32%, 07/15/36
(a)(b)
.......... 25 23,936
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 9,613
Security
Par (000)
Par (000) Value
United States (continued)
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.05%, 08/10/49
(a)(b)
.......... USD 14 $ 13,955
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 30,050
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 10,044
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 25 23,917
3,047,661
3,147,537
Total Non-Agency Mortgage-Backed Securities — 2.4%
(Cost: $4,449,333) .............................. 4,236,012
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(e)(s)
.............. 166 221,507
Total Other Interests - 0.1%
(Cost: $167,154) .................................. 221,507
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.2%
United States — 0.2%
(b)
Ally Financial, Inc., Series B , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
4.70%
(n)
.................. 28 26,357
Bank of America Corp.
(n)
Series RR, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% 32 30,074
Series JJ, (LIBOR USD 3 Month +
3.29%), 5.12% ........... 27 27,202
Charles Schwab Corp. (The), Series
I , (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.17%), 4.00%
(n)
............ 28 26,810
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70%
(n)
............ 28 26,810
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38%
(n)
.................. 29 27,978
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70%
(n)
....... 25 26,192
Goldman Sachs Group, Inc. (The),
Series T , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.97%), 3.80%
(n)
....... 29 26,879

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
JPMorgan Chase & Co., Series HH ,
(SOFR + 3.13%), 4.60%
(n)
...... USD 28 $ 26,985
Prudential Financial, Inc.
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 44 44,275
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 64 64,480
USB Capital IX , (LIBOR USD 3 Month
+ 1.02%), 3.50%
(n)
........... 31 25,749
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)(n)
...... 7 6,816
386,607
Total Capital Trusts — 0.2%
(Cost: $409,601) ................................ 386,607
Shares
Shares
Preferred Stocks — 2.8%
Brazil — 0.2%
Banco Bradesco SA (Preference) ... 1,976 9,206
Neon Payments Ltd.
(e)
........... 319 194,239
Petroleo Brasileiro SA (Preference) .. 4,905 34,389
237,834
China — 0.2%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $272,511)
(e)(g)
..... 2,487 400,675
Germany — 0.2%
Caresyntax, Inc.
(e)
............. 296 33,433
Henkel AG & Co. KGaA (Preference) 139 9,303
Porsche Automobil Holding SE
(Preference) ............... 759 73,011
Volkswagen AG (Preference) ...... 406 69,772
Volocopter Gmbh, (Acquired 03/03/21,
cost $159,412)
(e)(g)
........... 30 175,155
360,674
India — 0.1%
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $103,122)
(e)
(g)
...................... 32 150,445
Jersey, Channel Islands — 0.1%
(e)(g)
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $85,987) ....... 10,057 201,140
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $19,100) ....... 955 19,100
220,240
United States — 2.0%
10X Future Technologies Holding Ltd.,
(Acquired 05/13/21, cost $183,387)
(e)
(g)
...................... 4,842 108,323
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(l)
............. 277 308,855
Aptiv plc, Series A, 5.50%
(l)
....... 1,083 147,797
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 4,094 216,245
Boston Scientific Corp., Series A,
5.50% ................... 713 83,022
Breeze Aviation Group, Inc., Series B
(Acquired 07/30/21, cost $127,466)
(e)
(g)
...................... 236 119,952
Security
Shares
Shares Value
United States (continued)
Cruise, Series G (Acquired 03/25/21,
cost $76,178)
(e)(g)
............ 2,891 $ 69,875
Databricks, Inc., Series F (Acquired
10/22/19, cost $88,431)
(e)(g)
..... 2,059 364,690
Databricks, Inc., Series G (Acquired
02/01/21, cost $102,873)
(e)(g)
.... 580 102,730
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $89,710)
(e)(g)
..... 14,760 85,313
Dream Finders Homes, Inc., 9.00%
(e)
285 282,506
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $62,470)
(e)(g)
..... 10,664 53,640
Farmer’s Business Network, Inc.,
Series F, (Acquired 07/31/20, cost
$69,518)
(e)(g)
............... 2,103 118,378
Farmer's Business Network, Inc.,
Series G, (Acquired 09/15/21, cost
$19,766)
(e)(g)
............... 318 17,900
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $93,611)
(e)(g)
..... 51,330 295,661
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $20,218)
(e)(g)
..... 3,376 19,446
Lessen, Inc., Series B
(e)
......... 2,082 59,587
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost $243,061)
(e)
(g)
...................... 21,278 231,505
MNTN Digital, Series D (Acquired
11/05/21, cost $54,841)
(e)(g)
..... 2,388 46,805
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $48,256)
(e)(g)
..... 7,024 42,495
Noodle Partners, Inc., Series C
(Acquired 08/26/21, cost $73,361)
(e)
(g)
...................... 8,220 62,472
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $40,179)
(e)(g)
..... 1,532 39,480
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(e)
(g)
...................... 3,017 62,874
SambaNova Systems, Inc., Series C
(Acquired 02/19/20, cost $91,575)
(e)
(g)
...................... 1,720 173,376
SambaNova Systems, Inc., Series D
(Acquired 04/09/21, cost $52,640)
(e)
(g)
...................... 554 55,843
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $28,447)
(e)(g)
..... 1,894 25,891
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(e)(g)
............... 12,134 58,728
Verge Genomics, Series B (Acquired
11/05/21, cost $65,877)
(e)(g)
..... 12,367 63,195
Wells Fargo & Co., Series L, 7.50%
(l)(n)
46 60,950
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(e)
(g)
...................... 4,463 86,805
3,464,339
Total Preferred Stocks — 2.8%
(Cost: $3,905,175) .............................. 4,834,207

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.67%, 10/30/40
(b)
5,096 $ 139,631
Total Trust Preferreds — 0.1%
(Cost: $140,435) ................................ 139,631
Total Preferred Securities — 3.1%
(Cost: $4,455,211) .............................. 5,360,445
Rights
France — 0.0%
Electricite de France SA (Expires
04/01/22)
(d)
................ 2,436 885
Total Rights — 0.0%
(Cost: $0) .................................... 885
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.71%, 09/25/30
(b)
........... USD 15 16,363
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 100 7,836
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K105, Class X1,
1.52% ,  01/25/30 ........ 279 27,490
Series K109, Class X1,
1.58% ,  04/25/30 ........ 118 12,181
Series K116, Class X1,
1.43% ,  07/25/30 ........ 100 9,441
Series K120, Class X1,
1.04% ,  10/25/30 ........ 395 28,080
Series KW09, Class X1,
0.80% ,  05/25/29 ........ 464 21,186
106,214
Total U.S. Government Sponsored Agency Securities
—
0.1%
(Cost: $129,713) ................................ 122,577
U.S. Treasury Obligations
U.S. Treasury Bonds
1.75%, 08/15/41 ............ 362 313,319
2.38%, 02/15/42 ............ 225 217,020
2.00%, 08/15/51 ............ 516 465,709
1.88%, 11/15/51 ............ 930 816,047
U.S. Treasury Notes
0.13%, 11/30/22
(h)(i)
.......... 4,608 4,571,857
1.38%, 11/15/31 ............ 503 461,227
Total U.S. Treasury Obligations — 3.9%
(Cost: $7,059,233) .............................. 6,845,179
Security
Shares
Shares Value
Warrants
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(d)
.......... 1,945 $ 1,872
Israel — 0.0%
Innovid Corp. (Issued/exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50)
(d)
.................. 375 379
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(d)
.......... 36 28
United Kingdom — 0.0%
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50)
(d)
.................. 1,164 1,222
United States — 0.0%
(d)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.00) ................... 511 828
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 1,986 3,138
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(e)
.......... 2,120 424
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 963 1,078
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 4,441
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 178 233
Highland Transcend Partners I Corp.
(Issued/exercisable 03/23/22,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 1,590 494
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 938 319
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 840 554
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 2,348 3,219

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 10/13/25, Strike
Price USD 11.50) ............ 1,681 $ 1,362
Proof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(e)
.......... 2,017 424
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 724 652
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 1,924 2,039
Sonder Holdings, Inc. (Issued/
exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, St rike
Price USD 11 .50)
(e)
.......... 2,205 882
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 718 316
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 510 326
Volta, Inc. (Issued/exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 1,160 1,102
21,831
Total Warrants — 0.0%
(Cost: $37,802) ................................ 25,332
Total Long-Term Investments — 80.6%
(Cost: $129,876,706) ............................. 141,135,269
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations
Brazil - 0.4%
Federative Republic of Brazil Treasury
Bills, 9.21%
,
07/01/24 ......... BRL 4 722,385
Japan - 4.0%
Japan Treasury Discount Bills, (0.09)%
,
06/06/22 ................. JPY 853,500 7,012,061
Total Foreign Government Obligations — 4.4%
(Cost: $8,009,103) .............................. 7,734,446
Security
Shares
Shares Value
Money Market Funds
(r)(t)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.21% ...... 24,589,721 $ 24,589,721
SL Liquidity Series, LLC, Money Market
Series, 0.42%
(u)
............. 2,561,408 2,560,639
Total Money Market Funds — 15.5%
(Cost: $27,150,091) .............................. 27,150,360
Par (000)
Pa r (000)
Time Deposits
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., (0.33)%, 04/01/22 ... AUD 47 35,170
Canada — 0.0%
Royal Bank of Canada,
0.01%, 04/01/22 ............ CAD 50 40,070
Denmark — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 04/01/22 ............ DKK 4 631
Europe — 0.1%
Citibank NA, (0.97)%, 04/01/22 .... EUR 100 110,391
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.34)%, 04/01/22 ........... JPY 780 6,405
Sweden — 0.0%
Brown Brothers Harriman & Co.,
(0.26)%, 04/01/22 ........... SEK 10 1,053
Switzerland — 0.0%
BNP Paribas, (1.83)%, 04/01/22 .... CHF —
(v)
411
United Kingdom — 0.0%
Citibank NA, 0.01%, 04/01/22 ..... GBP 51 67,596
United States — 0.1%
Royal Bank of Canada,
0.08%, 04/01/22 ............ USD 168 168,247
Total Time Deposits — 0.2%
(Cost: $429,974) ................................ 429,974
Total Short-Term Securities — 20.1%
(Cost: $35,589,168) .............................. 35,314,780
Total Options Purchased — 0.4%
(Cost: $1,119,643 ) .............................. 747,398
Total Investments Before Options Written and Investments Sold
Short — 101.1%
(Cost: $166,585,517) ............................. 177,197,447
Total Options Written — (0.4)%
(Premiums Received — $(703,423)) .................. (743,349)

BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
United States — (0.1)%
JM Smucker Co. (The) .......... (412) $ (55,789)
Walgreens Boots Alliance, Inc. ..... (3,477) (155,665)
(211,454)
Total Common Stocks — (0.1)%
(Proceeds: $(196,056)) ........................... (211,454)
Total Investments Sold Short — (0.1)%
(Proceeds: $(196,056) ) ........................... (211,454)
Total Investments Net of Options Written and Investments Sold
Short — 100.6%
(Cost: $165,686,038) ............................. 176,242,644
Liabilities in Excess of Other Assets — (0.6)% ............ (1,037,053)
Net Assets — 100.0% .............................. $ 175,205,591
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,894,095, representing 3.36% of its net assets as of period end, and an original cost of $4,868,379.
(h)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)
All or a portion of the security is held by a wholly-owned subsidiary.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Perpetual security with no stated maturity date.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)
Affiliate of the Fund.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(v)
Rounds to less than 1,000.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T-Fund,
Institutional Class
(a)
....... $ 8,690,749 $ 15 ,8 98 , 972 $ — $ — $ — $ 24,589,721 24,589,721 $ 2,139 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 3,724,155 — (1,161,040) (2,746) 270 2,560,639 2,561,408 4,354
(b)
—
iShares China Large-Cap ETF .. 131,798 — (28,451) (11,923) (5,361) 86,063 2,692 — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 98,408 — (93,441) (4,745) (222) — — 345 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 38,828 716,115 (749,593) 12,187 241 17,778 147 108 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 1,764,918 — (530,168) (86,891) (108,963) 1,038,896 10,627 11,800 —
iShares Latin America 40 ETF .. 69,160 — — — 20,430 89,590 2,948 — —
iShares MSCI Brazil ETF ..... 93,192 — — — 32,337 125,529 3,320 — —
iShares MSCI Emerging Markets
ETF .................. 20,957 — — — (1,588) 19,369 429 — —
iShares Nasdaq Biotechnology
ETF .................. 23,351 — — — (3,415) 19,936 153 18 —
iShares S&P 500 Value ETF
(c)
.. 275,825 — (261,595) 42,130 (56,360) — — — —
$ (51,988) $ (122,631) $ 28,547,521 $ 18,764 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 7 06/08/22 $ 1,071 $ (46,942)
Euro-Bund .............................................................. 5 06/08/22 878 (43,984)
Australia 10 Year Bonds ..................................................... 27 06/15/22 2,561 (97,114)
MSCI Emerging Markets E-Mini Index ............................................ 5 06/17/22 281 22,907
Russell 2000 E-Mini Index .................................................... 17 06/17/22 1,756 109,532
U.S. Treasury 10 Year Note ................................................... 40 06/21/22 4,911 (142,738)
U.S. Treasury Long Bond .................................................... 5 06/21/22 751 (22,099)
U.S. Treasury Ultra Bond .................................................... 31 06/21/22 5,496 2,989
U.S. Treasury 2 Year Note .................................................... 98 06/30/22 20,755 (263,048)
U.S. Treasury 5 Year Note .................................................... 48 06/30/22 5,498 (12,560)
(493,057)
Short Contracts
Euro- Buxl ............................................................... 4 06/08/22 824 71,487
EURO STOXX 50 Index ..................................................... 11 06/17/22 462 (18,105)
NASDAQ 100 E-Mini Index ................................................... 15 06/17/22 4,461 (476,882)
S&P 500 E-Mini Index ...................................................... 21 06/17/22 4,757 (270,019)
U.S. Treasury 10 Year Ultra Note ............................................... 118 06/21/22 15,989 481,801
Long Gilt ............................................................... 5 06/28/22 796 7,793
(203,925)
$ (696,982)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CNY 1,637,360 USD 256,776 Citibank NA 04/07/22 $ 824
CAD 586,827 USD 468,240 Bank of America NA 04/21/22 1,133
CAD 586,827 USD 467,564 JPMorgan Chase Bank NA 04/21/22 1,807
MXN 8,677,000 USD 417,725 JPMorgan Chase Bank NA 04/21/22 17,232
USD 108,720 EUR 97,893 Deutsche Bank AG 04/21/22 373
USD 2,834,507 EUR 2,496,593 Morgan Stanley & Co. International plc 04/21/22 71,293
AUD 507,375 USD 360,316 Morgan Stanley & Co. International plc 04/28/22 19,460
IDR 2,723,128,132 USD 188,911 Citibank NA 04/28/22 793
USD 749,867 HKD 5,837,862 BNP Paribas SA 04/28/22 4,449
AUD 387,958 USD 276,701 Morgan Stanley & Co. International plc 05/05/22 13,718
NOK 4,268,725 CHF 442,652 HSBC Bank plc 05/05/22 5,139
AUD 386,742 USD 277,250 Deutsche Bank AG 05/12/22 12,302
AUD 253,834 USD 181,045 Goldman Sachs International 05/12/22 8,999
AUD 509,097 USD 365,691 Morgan Stanley & Co. International plc 05/12/22 15,468
CHF 336,466 USD 364,336 Barclays Bank plc 05/12/22 304
CHF 426,676 USD 460,649 UBS AG 05/12/22 1,754
USD 743,633 HKD 5,795,870 HSBC Bank plc 05/12/22 3,434
AUD 1,098,552 USD 785,815 HSBC Bank plc 05/19/22 36,789
NOK 2,697,919 CHF 279,227 JPMorgan Chase Bank NA 05/19/22 3,599
CHF 161,330 USD 174,712 JPMorgan Chase Bank NA 05/20/22 198
USD 174,110 EUR 156,600 Deutsche Bank AG 05/20/22 592
PLN 374,871 USD 87,254 Citibank NA 06/02/22 1,427
USD 3,928,430 JPY 462,300,000 Bank of America NA 06/06/22 124,889
USD 3,385,791 JPY 391,200,000 Morgan Stanley & Co. International plc 06/06/22 167,221
BRL 1,553,115 USD 299,517 Citibank NA 06/15/22 19,871
AUD 234,891 USD 172,987 Bank of America NA 06/16/22 3,008
AUD 504,581 USD 367,306 JPMorgan Chase Bank NA 06/16/22 10,758
CAD 415,636 USD 325,069 Bank of America NA 06/16/22 7,338
CHF 162,116 USD 175,569 Citibank NA 06/16/22 436
EUR 3,479,956 USD 3,819,930 Barclays Bank plc 06/16/22 40,863

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 200,838 USD 221,378 Citibank NA 06/16/22 $ 1,439
EUR 407,019 USD 445,230 Deutsche Bank AG 06/16/22 6,332
EUR 633,295 USD 699,321 JPMorgan Chase Bank NA 06/16/22 3,280
EUR 2,067,469 USD 2,279,064 UBS AG 06/16/22 14,663
GBP 361,994 USD 471,907 Morgan Stanley & Co. International plc 06/16/22 3,490
NZD 136,865 USD 93,264 HSBC Bank plc 06/16/22 1,468
NZD 9,936 USD 6,770 JPMorgan Chase Bank NA 06/16/22 107
USD 44,367 EUR 39,859 Deutsche Bank AG 06/16/22 146
626,396
USD 750,802 CNY 4,813,754 Deutsche Bank AG 04/07/22 (6,524)
JPY 52,058,213 EUR 397,315 HSBC Bank plc 04/14/22 (11,961)
USD 678,270 CNY 4,350,960 UBS AG 04/14/22 (5,948)
EUR 404,581 USD 461,384 Deutsche Bank AG 04/21/22 (13,596)
EUR 557,765 USD 639,343 HSBC Bank plc 04/21/22 (22,012)
EUR 321,381 USD 363,734 JPMorgan Chase Bank NA 04/21/22 (8,031)
EUR 1,070,171 USD 1,224,511 Morgan Stanley & Co. International plc 04/21/22 (40,052)
EUR 240,588 USD 274,890 UBS AG 04/21/22 (8,609)
JPY 85,053,716 EUR 654,014 JPMorgan Chase Bank NA 04/21/22 (24,986)
USD 436,799 NOK 3,848,866 Deutsche Bank AG 04/21/22 (289)
CHF 385,943 USD 419,467 BNP Paribas SA 05/05/22 (1,358)
CHF 288,395 USD 313,359 JPMorgan Chase Bank NA 05/05/22 (928)
GBP 135,103 USD 182,743 Morgan Stanley & Co. International plc 05/05/22 (5,300)
JPY 52,579,537 USD 457,579 BNP Paribas SA 05/06/22 (25,399)
CHF 424,726 USD 460,421 Citibank NA 05/12/22 (131)
EUR 442,889 USD 506,825 Bank of America NA 05/12/22 (16,268)
EUR 318,965 USD 361,400 Deutsche Bank AG 05/12/22 (8,106)
GBP 136,860 USD 185,078 Deutsche Bank AG 05/12/22 (5,331)
GBP 268,206 USD 362,334 HSBC Bank plc 05/12/22 (10,083)
JPY 82,930,963 USD 718,596 Deutsche Bank AG 05/12/22 (36,818)
JPY 42,726,375 USD 368,010 HSBC Bank plc 05/12/22 (16,755)
GBP 200,787 USD 271,596 JPMorgan Chase Bank NA 05/19/22 (7,897)
JPY 64,432,564 USD 558,069 Deutsche Bank AG 05/19/22 (28,255)
JPY 41,704,068 USD 360,855 Morgan Stanley & Co. International plc 05/19/22 (17,932)
KRW 839,855,873 USD 700,318 Citibank NA 05/19/22 (9,500)
CHF 329,622 USD 359,879 JPMorgan Chase Bank NA 05/20/22 (2,510)
EUR 156,600 USD 177,570 HSBC Bank plc 05/20/22 (4,052)
DKK 822,095 USD 123,198 JPMorgan Chase Bank NA 06/02/22 (668)
USD 359,332 BRL 1,897,454 Deutsche Bank AG 06/02/22 (32,283)
GBP 274,396 EUR 325,788 Bank of America NA 06/16/22 (1,084)
JPY 613,152,323 USD 5,194,687 BNP Paribas SA 06/16/22 (148,087)
JPY 370,462,945 USD 3,212,478 Deutsche Bank AG 06/16/22 (163,353)
USD 174,793 CHF 162,116 Barclays Bank plc 06/16/22 (1,213)
USD 1,407,624 EUR 1,274,000 Morgan Stanley & Co. International plc 06/16/22 (5,800)
USD 739,284 INR 57,258,782 Citibank NA 06/16/22 (7,536)
USD 685,251 SEK 6,631,777 Bank of America NA 06/16/22 (21,424)
(720,079)
$ (93,683)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency One-Touch
Bank of America
NA — 04/18/22 RUB 66.00 RUB 66.00 USD 29 $ 9,417
S&P 500 Index Up and Out Citibank NA 278 06/17/22 USD 4,550.00 USD 4,600.00 USD — 40,016
$ 49,433

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Pandora A/S ............................... 3 04/13/22 DKK 760.00 DKK 194 $ 67
Alcoa Corp. ............................... 11 04/14/22 USD 65.00 USD 99 27,583
Amazon.com, Inc. ........................... 1 04/14/22 USD 3,000.00 USD 326 27,250
Apple, Inc. ................................ 6 04/14/22 USD 165.00 USD 105 6,480
Apple, Inc. ................................ 20 04/14/22 USD 185.00 USD 349 950
Autodesk, Inc. .............................. 4 04/14/22 USD 250.00 USD 86 54
Barclays plc ............................... 56 04/14/22 GBP 2.10 GBP 83 460
BNP Paribas SA ............................ 16 04/14/22 EUR 68.00 EUR 83 142
BP plc ................................... 61 04/14/22 USD 34.00 USD 179 275
Coinbase Global, Inc. ......................... 5 04/14/22 USD 200.00 USD 95 2,825
Comcast Corp. ............................. 38 04/14/22 USD 52.50 USD 178 114
Devon Energy Corp. .......................... 63 04/14/22 USD 60.00 USD 373 12,191
Diamondback Energy, Inc. ...................... 5 04/14/22 USD 135.00 USD 69 3,275
General Motors Co. .......................... 72 04/14/22 USD 60.00 USD 315 108
Hilton Worldwide Holdings, Inc. .................. 5 04/14/22 USD 150.00 USD 76 2,500
Home Depot, Inc. (The) ....................... 3 04/14/22 USD 365.00 USD 90 21
Invesco QQQ Trust 1 ......................... 36 04/14/22 USD 360.00 USD 1,305 30,870
JPMorgan Chase & Co. ....................... 6 04/14/22 USD 155.00 USD 82 57
KraneShares CSI China Internet ETF .............. 47 04/14/22 USD 39.00 USD 134 141
Marathon Oil Corp. .......................... 18 04/14/22 USD 24.00 USD 45 2,988
Marathon Oil Corp. .......................... 19 04/14/22 USD 25.00 USD 48 2,024
Mastercard , Inc. ............................ 3 04/14/22 USD 370.00 USD 107 947
Meta Platforms, Inc. .......................... 3 04/14/22 USD 320.00 USD 67 9
NVIDIA Corp. .............................. 4 04/14/22 USD 240.00 USD 109 13,910
Occidental Petroleum Corp. ..................... 13 04/14/22 USD 60.00 USD 74 1,677
Pfizer, Inc. ................................ 18 04/14/22 USD 55.00 USD 93 378
Sabre Corp. ............................... 3 04/14/22 USD 13.00 USD 3 20
salesforce.com, Inc. .......................... 2 04/14/22 USD 230.00 USD 42 118
Shell plc .................................. 61 04/14/22 EUR 24.00 EUR 152 6,242
Starbucks Corp. ............................ 25 04/14/22 USD 100.00 USD 227 300
Twilio , Inc. ................................ 5 04/14/22 USD 310.00 USD 82 18
Visa, Inc. ................................. 5 04/14/22 USD 215.00 USD 111 4,400
Walt Disney Co. (The) ........................ 7 04/14/22 USD 140.00 USD 96 1,271
Warner Bros Discovery, Inc. .................... 9 04/14/22 USD 42.50 USD 22 68
Wells Fargo & Co. ........................... 18 04/14/22 USD 55.00 USD 87 324
Western Digital Corp. ......................... 3 04/14/22 USD 65.00 USD 15 23
Western Digital Corp. ......................... 9 04/14/22 USD 80.00 USD 45 95
Xerox Holdings Corp. ......................... 5 04/14/22 USD 30.00 USD 10 100
Apple, Inc. ................................ 5 05/20/22 USD 180.00 USD 87 2,363
Bath & Body Works, Inc. ....................... 32 05/20/22 USD 60.00 USD 153 1,280
BP plc ................................... 25 05/20/22 USD 30.00 USD 74 2,913
CF Industries Holdings, Inc. ..................... 18 05/20/22 USD 115.00 USD 186 7,740
CF Industries Holdings, Inc. ..................... 20 05/20/22 USD 75.00 USD 206 59,100
Chevron Corp. ............................. 9 05/20/22 USD 155.00 USD 147 10,440
Coupang , Inc. .............................. 33 05/20/22 USD 25.00 USD 58 594
CSX Corp. ................................ 24 05/20/22 USD 40.00 USD 90 1,320
Diamondback Energy, Inc. ...................... 4 05/20/22 USD 150.00 USD 55 2,220
Diamondback Energy, Inc. ...................... 5 05/20/22 USD 155.00 USD 69 2,075
Dynatrace , Inc. ............................. 10 05/20/22 USD 55.00 USD 47 1,600
Exxon Mobil Corp. ........................... 24 05/20/22 USD 85.00 USD 198 6,312
Freeport-McMoRan, Inc. ....................... 5 05/20/22 USD 45.00 USD 25 3,113
iShares iBoxx $ High Yield Corporate Bond ETF ....... 44 05/20/22 USD 82.00 USD 362 4,422
Lloyds Banking Group plc ...................... 83 05/20/22 GBP 0.50 GBP 39 1,227
Occidental Petroleum Corp. ..................... 13 05/20/22 USD 55.00 USD 74 7,573
Occidental Petroleum Corp. ..................... 13 05/20/22 USD 65.00 USD 74 2,828
Occidental Petroleum Corp. ..................... 13 05/20/22 USD 60.00 USD 74 4,713
Ovintiv , Inc. ................................ 29 05/20/22 USD 55.00 USD 157 11,890
Schlumberger NV ........................... 11 05/20/22 USD 45.00 USD 45 1,540
ServiceNow , Inc. ............................ 5 05/20/22 USD 520.00 USD 278 30,300
SPDR Gold Shares
(a)
......................... 10 05/20/22 USD 185.00 USD 181 3,200
Tapestry, Inc. .............................. 14 05/20/22 USD 40.00 USD 52 1,925
Tesla, Inc. ................................. 2 05/20/22 USD 1,150.00 USD 216 12,800
Xerox Holdings Corp. ......................... 7 05/20/22 USD 23.00 USD 14 193

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
BP plc ................................... 61 06/17/22 USD 35.00 USD 179 $ 1,830
General Motors Co. .......................... 34 06/17/22 USD 55.00 USD 149 1,530
LyondellBasell Industries NV .................... 17 06/17/22 USD 115.00 USD 175 2,678
Mercedes-Benz Group AG ..................... 8 06/17/22 EUR 66.00 EUR 51 1,611
MGM Resorts International ..................... 27 06/17/22 USD 55.00 USD 113 729
Schlumberger NV ........................... 20 06/17/22 USD 45.00 USD 83 3,950
Warner Bros Discovery, Inc. .................... 4 06/17/22 USD 45.00 USD 10 58
Invesco DB Agriculture Fund
(a)
................... 38 07/15/22 USD 23.00 USD 83 2,755
Marathon Oil Corp. .......................... 18 07/15/22 USD 25.00 USD 45 5,166
Marathon Oil Corp. .......................... 19 07/15/22 USD 26.00 USD 48 4,560
Xerox Holdings Corp. ......................... 3 07/15/22 USD 30.00 USD 6 98
358,921
Put
Alphabet, Inc. .............................. 1 04/14/22 USD 2,520.00 USD 279 285
Amazon.com, Inc. ........................... 1 04/14/22 USD 2,800.00 USD 326 360
EURO STOXX 50 Index ....................... 7 04/14/22 EUR 3,650.00 EUR 273 1,599
Invesco QQQ Trust 1 ......................... 86 04/14/22 USD 310.00 USD 3,118 2,365
Invesco Senior Loan ETF ...................... 8 04/14/22 USD 21.00 USD 17 80
Invesco Senior Loan ETF ...................... 16 04/14/22 USD 20.00 USD 35 160
iShares iBoxx $ High Yield Corporate Bond ETF ....... 12 04/14/22 USD 80.00 USD 99 228
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 30 04/14/22 USD 122.00 USD 363 5,310
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 59 04/14/22 USD 121.00 USD 714 6,638
iShares Russell 2000 ETF ...................... 4 04/14/22 USD 175.00 USD 82 44
iShares Russell 2000 ETF ...................... 4 04/14/22 USD 170.00 USD 82 28
iShares Russell 2000 ETF ...................... 15 04/14/22 USD 202.00 USD 308 3,713
Microsoft Corp. ............................. 6 04/14/22 USD 265.00 USD 185 177
NVIDIA Corp. .............................. 7 04/14/22 USD 215.00 USD 191 228
salesforce.com, Inc. .......................... 8 04/14/22 USD 190.00 USD 170 472
ServiceNow , Inc. ............................ 3 04/14/22 USD 520.00 USD 167 1,860
Snap, Inc. ................................. 18 04/14/22 USD 26.00 USD 65 54
SPDR S&P 500 ETF Trust ...................... 5 04/14/22 USD 440.00 USD 226 1,095
SPDR S&P 500 ETF Trust ...................... 6 04/14/22 USD 435.00 USD 271 906
SPDR S&P 500 ETF Trust ...................... 27 04/14/22 USD 455.00 USD 1,219 17,982
United States Steel Corp. ...................... 5 04/14/22 USD 27.00 USD 19 23
iShares Russell 2000 ETF ...................... 3 04/18/22 USD 188.00 USD 62 149
Alibaba Group Holding Ltd. ..................... 15 05/20/22 USD 90.00 USD 163 4,553
Apple, Inc. ................................ 6 05/20/22 USD 140.00 USD 105 405
EURO STOXX 50 Index ....................... 4 05/20/22 EUR 3,600.00 EUR 156 3,188
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 59 05/20/22 USD 118.00 USD 714 6,785
iShares Russell 2000 ETF ...................... 15 05/20/22 USD 200.00 USD 308 7,973
iShares Russell 2000 ETF ...................... 31 05/20/22 USD 199.00 USD 636 15,531
Micron Technology, Inc. ....................... 10 05/20/22 USD 75.00 USD 78 3,700
SPDR S&P 500 ETF Trust ...................... 38 05/20/22 USD 410.00 USD 1,716 11,761
Avaya Holdings Corp. ......................... 2 06/17/22 USD 11.00 USD 3 145
PG&E Corp. ............................... 2 06/17/22 USD 9.00 USD 2 19
Invesco Senior Loan ETF ...................... 6 07/15/22 USD 20.00 USD 13 195
Pitney Bowes, Inc. ........................... 2 07/15/22 USD 4.00 USD 1 35
98,046
$ 456,967
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... BNP Paribas SA — 04/07/22 USD 1.16 EUR 877 $ 7
EUR Currency ........... JPMorgan Chase Bank NA — 04/07/22 USD 1.16 EUR 877 7
Devon Energy Corp. ....... Credit Suisse International 1,964 04/14/22 USD 50.00 USD 116 18,363

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Shell plc ............... Citibank NA 7,821 04/14/22 USD 50.00 USD 430 $ 39,492
Shell plc ............... Nomura International plc 6,230 04/14/22 USD 52.50 USD 342 18,690
CF Industries Holdings, Inc. .. Citibank NA 1,500 05/20/22 USD 115.00 USD 155 6,450
Mosaic Co. (The) ......... Citibank NA 2,550 05/20/22 USD 75.00 USD 170 7,561
Amazon.com, Inc. ........ Citibank NA 76 06/17/22 USD 4,150.00 USD 248 553
EssilorLuxottica SA ....... Goldman Sachs International 941 06/17/22 EUR 200.00 EUR 156 388
EURO STOXX 50 Index .... Credit Suisse International 63 06/17/22 EUR 4,650.00 EUR 246 63
Pioneer Natural Resources Co. Morgan Stanley & Co. International plc 2,871 06/17/22 USD 260.00 USD 718 35,170
Tractor Supply Co. ........ JPMorgan Chase Bank NA 341 07/15/22 USD 295.00 USD 79 716
EssilorLuxottica SA ....... JPMorgan Chase Bank NA 564 09/16/22 EUR 200.00 EUR 94 1,052
128,512
Put
EUR Currency ........... Bank of America NA — 04/08/22 USD 1.08 EUR 1,354 745
EUR Currency ........... Deutsche Bank AG — 04/13/22 USD 1.13 EUR 2,972 71,604
EUR Currency ........... Morgan Stanley & Co. International plc — 04/29/22 USD 1.11 EUR 2,461 21,565
EUR Currency ........... Deutsche Bank AG — 05/12/22 USD 1.08 EUR 1,287 4,690
USD Currency ........... JPMorgan Chase Bank NA — 05/12/22 JPY 116.00 USD 1,636 2,818
101,422
$ 229,934
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap 5.00%
Markit CDX North
American High
Yield Index Series
37.V1 Quarterly Barclays Bank plc 04/20/22 USD 101.00 USD 120 $ 82
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High
Yield Index Series
37.V1 Quarterly
Morgan Stanley & Co.
International plc 04/20/22 USD 101.00 USD 180 123
Bought Protection on 5-Year
Credit Default Swap 5.00
Markit CDX North
American High
Yield Index Series
38.V1 Quarterly Credit Suisse International 05/18/22 USD 102.00 USD 80 418
$ 623
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual
Morgan Stanley & Co.
International plc 04/14/22 1.50 % USD 1,453 $ 3
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 767 46
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 813 2
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank NA 07/05/22 1.52 USD 778 3,177
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Deutsche Bank AG 07/06/22 1.55 USD 328 1,508

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 % USD 10,341 $ 3,264
8,000
Put
10-Year Interest Rate Swap
(a)
0.42% Annual 1 day TONAR Annual BNP Paribas SA 08/08/22 0.42 JPY 109,504 2,441
2,441
$ 10,441
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index . Down and In
Credit Suisse
International 95 06/17/22 EUR 3,400.00 EUR 3,000.00 EUR — $ (6,501)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Abbott Laboratories ........................... 10 04/14/22 USD 125.00 USD 118 $ (185)
Alcoa Corp. ................................ 11 04/14/22 USD 85.00 USD 99 (7,865)
Alcoa Corp. ................................ 13 04/14/22 USD 80.00 USD 117 (14,203)
Alphabet, Inc. ............................... 1 04/14/22 USD 2,900.00 USD 279 (1,885)
Alphabet, Inc. ............................... 1 04/14/22 USD 2,940.00 USD 279 (1,090)
Amazon.com, Inc. ............................ 1 04/14/22 USD 3,300.00 USD 326 (5,495)
Amazon.com, Inc. ............................ 1 04/14/22 USD 3,200.00 USD 326 (11,198)
Amazon.com, Inc. ............................ 1 04/14/22 USD 3,260.00 USD 326 (7,403)
Apple, Inc. ................................. 11 04/14/22 USD 175.00 USD 192 (3,603)
Apple, Inc. ................................. 18 04/14/22 USD 170.00 USD 314 (11,565)
Bank of America Corp. ......................... 34 04/14/22 USD 45.00 USD 140 (425)
Barclays plc ................................ 56 04/14/22 GBP 2.30 GBP 83 (3,494)
BNP Paribas SA ............................. 16 04/14/22 EUR 76.00 EUR 83 (106)
Boston Scientific Corp. ......................... 25 04/14/22 USD 46.00 USD 111 (613)
BP plc .................................... 23 04/14/22 USD 31.00 USD 68 (587)
Charles Schwab Corp. (The) ..................... 13 04/14/22 USD 90.00 USD 110 (468)
Coinbase Global, Inc. .......................... 5 04/14/22 USD 225.00 USD 95 (675)
ConocoPhillips .............................. 8 04/14/22 USD 110.00 USD 80 (252)
Costco Wholesale Corp. ........................ 2 04/14/22 USD 590.00 USD 115 (915)
Devon Energy Corp. ........................... 7 04/14/22 USD 70.00 USD 41 (98)
Freeport-McMoRan, Inc. ........................ 21 04/14/22 USD 48.00 USD 104 (5,702)
General Motors Co. ........................... 72 04/14/22 USD 70.00 USD 315 (72)
Invesco QQQ Trust 1 .......................... 36 04/14/22 USD 375.00 USD 1,305 (7,110)
KraneShares CSI China Internet ETF ............... 47 04/14/22 USD 44.00 USD 134 (141)
Microsoft Corp. .............................. 3 04/14/22 USD 310.00 USD 92 (1,620)
Microsoft Corp. .............................. 9 04/14/22 USD 300.00 USD 277 (10,823)
NVIDIA Corp. ............................... 4 04/14/22 USD 270.00 USD 109 (4,830)
NVIDIA Corp. ............................... 7 04/14/22 USD 260.00 USD 191 (12,758)
ServiceNow , Inc. ............................. 3 04/14/22 USD 620.00 USD 167 (570)
Shell plc ................................... 61 04/14/22 EUR 28.00 EUR 152 (169)
UnitedHealth Group, Inc. ........................ 4 04/14/22 USD 530.00 USD 204 (1,354)
Visa, Inc. .................................. 5 04/14/22 USD 235.00 USD 111 (365)
Alcoa Corp. ................................ 4 05/20/22 USD 90.00 USD 36 (3,330)
Applied Materials, Inc. ......................... 6 05/20/22 USD 145.00 USD 79 (1,920)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Capri Holdings Ltd. ........................... 13 05/20/22 USD 80.00 USD 67 $ (169)
CF Industries Holdings, Inc. ...................... 3 05/20/22 USD 110.00 USD 31 (1,725)
CF Industries Holdings, Inc. ...................... 18 05/20/22 USD 130.00 USD 186 (3,060)
CF Industries Holdings, Inc. ...................... 20 05/20/22 USD 90.00 USD 206 (33,100)
Chevron Corp. .............................. 9 05/20/22 USD 190.00 USD 147 (626)
Freeport-McMoRan, Inc. ........................ 21 05/20/22 USD 55.00 USD 104 (3,171)
Microsoft Corp. .............................. 10 05/20/22 USD 320.00 USD 308 (8,150)
NVIDIA Corp. ............................... 2 05/20/22 USD 280.00 USD 55 (3,235)
Pioneer Natural Resources Co. ................... 9 05/20/22 USD 270.00 USD 225 (6,390)
ServiceNow , Inc. ............................. 4 05/20/22 USD 600.00 USD 223 (8,200)
ServiceNow , Inc. ............................. 5 05/20/22 USD 620.00 USD 278 (7,325)
SPDR Gold Shares
(a)
.......................... 20 05/20/22 USD 210.00 USD 361 (1,060)
Tesla, Inc. .................................. 2 05/20/22 USD 1,350.00 USD 216 (4,265)
EQT Corp. ................................. 54 06/17/22 USD 28.00 USD 186 (40,770)
NXP Semiconductors NV ....................... 4 06/17/22 USD 210.00 USD 74 (1,860)
Valero Energy Corp. ........................... 18 06/17/22 USD 105.00 USD 183 (9,405)
Invesco DB Agriculture Fund
(a)
.................... 38 07/15/22 USD 27.00 USD 83 (760)
ConocoPhillips .............................. 32 08/19/22 USD 120.00 USD 320 (7,920)
(264,080)
Put
Pandora A/S ................................ 3 04/13/22 DKK 640.00 DKK 194 (1,216)
Air Products and Chemicals, Inc. .................. 4 04/14/22 USD 230.00 USD 100 (290)
Autodesk, Inc. ............................... 4 04/14/22 USD 210.00 USD 86 (1,580)
Autodesk, Inc. ............................... 4 04/14/22 USD 195.00 USD 86 (394)
Boston Scientific Corp. ......................... 25 04/14/22 USD 37.00 USD 111 (550)
BP plc .................................... 61 04/14/22 USD 27.00 USD 179 (885)
Coinbase Global, Inc. .......................... 5 04/14/22 USD 140.00 USD 95 (175)
Comcast Corp. .............................. 38 04/14/22 USD 42.50 USD 178 (342)
EURO STOXX 50 Index ........................ 7 04/14/22 EUR 3,275.00 EUR 273 (333)
Home Depot, Inc. (The) ........................ 3 04/14/22 USD 300.00 USD 90 (1,943)
Invesco QQQ Trust 1 .......................... 86 04/14/22 USD 285.00 USD 3,118 (860)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 7 04/14/22 USD 76.00 USD 58 (28)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 30 04/14/22 USD 119.00 USD 363 (1,320)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 59 04/14/22 USD 116.00 USD 714 (1,062)
iShares Russell 2000 ETF ....................... 4 04/14/22 USD 150.00 USD 82 (10)
iShares Russell 2000 ETF ....................... 15 04/14/22 USD 190.00 USD 308 (750)
JPMorgan Chase & Co. ........................ 6 04/14/22 USD 125.00 USD 82 (393)
KraneShares CSI China Internet ETF ............... 47 04/14/22 USD 29.00 USD 134 (7,920)
Meta Platforms, Inc. ........................... 3 04/14/22 USD 250.00 USD 67 (8,415)
salesforce.com, Inc. ........................... 7 04/14/22 USD 220.00 USD 149 (6,808)
Snap, Inc. .................................. 18 04/14/22 USD 19.00 USD 65 (18)
SPDR S&P 500 ETF Trust ....................... 5 04/14/22 USD 420.00 USD 226 (293)
SPDR S&P 500 ETF Trust ....................... 6 04/14/22 USD 400.00 USD 271 (177)
Starbucks Corp. ............................. 25 04/14/22 USD 80.00 USD 227 (325)
United States Steel Corp. ....................... 5 04/14/22 USD 22.00 USD 19 (10)
Wells Fargo & Co. ............................ 18 04/14/22 USD 45.00 USD 87 (810)
iShares Russell 2000 ETF ....................... 3 04/18/22 USD 170.00 USD 62 (30)
Alibaba Group Holding Ltd. ...................... 15 05/20/22 USD 75.00 USD 163 (1,643)
Aptiv plc ................................... 6 05/20/22 USD 135.00 USD 72 (10,260)
Bath & Body Works, Inc. ........................ 32 05/20/22 USD 50.00 USD 153 (15,600)
Chevron Corp. .............................. 9 05/20/22 USD 130.00 USD 147 (500)
CSX Corp. ................................. 24 05/20/22 USD 30.00 USD 90 (300)
Dynatrace , Inc. .............................. 10 05/20/22 USD 40.00 USD 47 (1,375)
EURO STOXX 50 Index ........................ 4 05/20/22 EUR 3,025.00 EUR 156 (648)
Exxon Mobil Corp. ............................ 6 05/20/22 USD 70.00 USD 50 (372)
Freeport-McMoRan, Inc. ........................ 5 05/20/22 USD 35.00 USD 25 (100)
Home Depot, Inc. (The) ........................ 3 05/20/22 USD 290.00 USD 90 (2,633)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 44 05/20/22 USD 75.00 USD 362 (1,012)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 58 05/20/22 USD 76.00 USD 477 (1,566)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 59 05/20/22 USD 113.00 USD 714 (2,213)
iShares Russell 2000 ETF ....................... 15 05/20/22 USD 185.00 USD 308 (3,240)
iShares Russell 2000 ETF ....................... 31 05/20/22 USD 182.00 USD 636 (5,565)
Lloyds Banking Group plc ....................... 83 05/20/22 GBP 0.44 GBP 39 (3,653)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Micron Technology, Inc. ........................ 20 05/20/22 USD 65.00 USD 156 $ (2,040)
Nice Ltd. .................................. 3 05/20/22 USD 220.00 USD 66 (3,555)
Schlumberger NV ............................ 11 05/20/22 USD 35.00 USD 45 (732)
SPDR S&P 500 ETF Trust ....................... 57 05/20/22 USD 380.00 USD 2,574 (7,182)
Starbucks Corp. ............................. 10 05/20/22 USD 80.00 USD 91 (1,065)
Tapestry, Inc. ............................... 14 05/20/22 USD 27.50 USD 52 (385)
Tesla, Inc. .................................. 1 05/20/22 USD 950.00 USD 108 (4,033)
Albemarle Corp. ............................. 4 06/17/22 USD 180.00 USD 88 (2,000)
Autodesk, Inc. ............................... 5 06/17/22 USD 180.00 USD 107 (2,200)
BP plc .................................... 61 06/17/22 USD 27.00 USD 179 (6,222)
Charter Communications, Inc. .................... 3 06/17/22 USD 470.00 USD 164 (2,325)
General Motors Co. ........................... 34 06/17/22 USD 35.00 USD 149 (2,176)
LyondellBasell Industries NV ..................... 17 06/17/22 USD 90.00 USD 175 (3,698)
Masco Corp. ................................ 15 06/17/22 USD 50.00 USD 77 (3,713)
Mercedes-Benz Group AG ...................... 8 06/17/22 EUR 50.00 EUR 51 (1,398)
MGM Resorts International ...................... 27 06/17/22 USD 40.00 USD 113 (6,467)
Schlumberger NV ............................ 20 06/17/22 USD 35.00 USD 83 (2,230)
Invesco DB Agriculture Fund
(a)
.................... 19 07/15/22 USD 20.00 USD 42 (523)
(139,561)
$ (403,641)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. BNP Paribas SA — 04/07/22 USD 1.19 EUR 877 $ (1)
EUR Currency .............. JPMorgan Chase Bank NA — 04/07/22 USD 1.19 EUR 877 (1)
Devon Energy Corp. .......... Credit Suisse International 1,964 04/14/22 USD 55.00 USD 116 (9,722)
Shell plc .................. Citibank NA 6,050 04/14/22 USD 60.00 USD 332 (869)
Shell plc .................. Citibank NA 1,771 04/14/22 USD 55.00 USD 97 (2,435)
Shell plc .................. Nomura International plc 6,230 04/14/22 USD 57.50 USD 342 (3,115)
EssilorLuxottica SA .......... Goldman Sachs International 941 06/17/22 EUR 220.00 EUR 156 (25)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 2,871 06/17/22 USD 285.00 USD 718 (18,374)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 564 09/16/22 EUR 225.00 EUR 94 (184)
(34,726)
Put
EUR Currency .............. Bank of America NA — 04/08/22 USD 1.05 EUR 1,354 (49)
EUR Currency .............. Deutsche Bank AG — 04/13/22 USD 1.11 EUR 2,972 (19,054)
Devon Energy Corp. .......... Credit Suisse International 982 04/14/22 USD 41.00 USD 58 (29)
Shell plc .................. Citibank NA 6,839 04/14/22 USD 40.00 USD 376 –
EUR Currency .............. Morgan Stanley & Co. International plc — 04/29/22 USD 1.07 EUR 2,461 (3,505)
EUR Currency .............. Deutsche Bank AG — 05/12/22 USD 1.04 EUR 643 (473)
EUR Currency .............. Deutsche Bank AG — 05/12/22 USD 1.06 EUR 1,287 (2,057)
USD Currency .............. JPMorgan Chase Bank NA — 05/12/22 JPY 112.00 USD 1,636 (834)
Amazon.com, Inc. ........... Citibank NA 38 06/17/22 USD 2,800.00 USD 124 (2,502)
EssilorLuxottica SA .......... Goldman Sachs International 941 06/17/22 EUR 160.00 EUR 156 (6,943)
Pioneer Natural Resources Co. .. Morgan Stanley & Co. International plc 1,435 06/17/22 USD 220.00 USD 359 (10,045)
Tractor Supply Co. ........... JPMorgan Chase Bank NA 341 07/15/22 USD 210.00 USD 79 (1,296)
EssilorLuxottica SA .......... JPMorgan Chase Bank NA 564 09/16/22 EUR 160.00 EUR 94 (6,500)
S&P 500 Index ............. Citibank NA 186 09/16/22 USD 3,700.00 USD 843 (12,602)
(65,889)
$ (100,615)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap
Markit CDX North
American High Yield
Index Series 37.V1 5.00 % Quarterly Barclays Bank plc 04/20/22 NR USD 96.00 USD 120 $ (37)
Sold Protection on
5-Year Credit Default
Swap
Markit CDX North
American High Yield
Index Series 37.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 04/20/22 NR USD 96.00 USD 180 (56)
$ (93)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 % USD 3,793 $ (6,648)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 10,341 (2,013)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 10,341 (2,556)
(11,217)
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 3,793 (42,225)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 3,793 (38,651)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 2,825 (25,297)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 03/24/23 3.28 USD 916 (8,114)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 3,176 (73,438)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 USD 1,445 (33,557)
(221,282)
$ (232,499)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.36.V1 ................... 1.00 % Quarterly 06/20/26 USD 944 $ (17,419) $ (16,196) $ (1,223)
Avis Budget Car Rental LLC ............ 5.00 Quarterly 12/20/26 USD 90 (8,971) (12,262) 3,291
$ (26,390) $ (28,458) $ 2,068

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 NR EUR 558 $ 53,761 $ 37,384 $ 16,377
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 391 35,883 49,159 (13,276)
CDX.NA.HY.37.V1 ..... 5.00 Quarterly 12/20/26 BB+ USD 172 1,493 1,244 249
ITRAXX.EUR.
CROSSOVER.36.V1 . 5.00 Quarterly 12/20/26 BB+ EUR 279 24,999 34,837 (9,838)
$ 116,136 $ 122,624 $ (6,488)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 4,668 $ (139) $ — $ (139)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 7,323 (12,324) — (12,324)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 7,321 (12,630) — (12,630)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 (18,042) — (18,042)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (17,538) — (17,538)
1 day SOFR Annual 1.13% Annual N/A 03/07/24 USD 4,120 (84,458) — (84,458)
1 day SOFR Annual 1.13% Annual N/A 03/08/24 USD 6,182 (127,158) — (127,158)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 6,570 258,496 — 258,496
1 day SOFR Annual 1.08% Annual N/A 03/18/24 USD 8,340 (185,139) — (185,139)
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 1,612 68,274 — 68,274
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 1,455 61,362 — 61,362
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 07/13/24 USD 1,341 60,517 — 60,517
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/24 USD 2,023 89,470 — 89,470
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 1,340 59,625 — 59,625
0.55% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 670 29,788 — 29,788
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 1,321 60,616 — 60,616
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 1,321 60,712 — 60,712
0.56% Semi-Annual 3 month LIBOR Quarterly N/A 08/12/24 USD 2,016 92,285 — 92,285
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/13/24 USD 1,313 59,774 — 59,774
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 660 30,741 — 30,741
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 653 30,370 — 30,370
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 660 30,701 — 30,701
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 663 30,803 — 30,803
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 663 30,772 — 30,772
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 3,339 83,481 26 83,455
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 1,067 14,850 — 14,850
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 1,240 91,261 — 91,261
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 3,586 (269,796) — (269,796)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 996 (73,000) — (73,000)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 2,506 (202,491) — (202,491)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 1,232 86,325 — 86,325
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 337 23,397 — 23,397
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 4,030 (262,614) — (262,614)
3 month LIBOR Quarterly 0.85% Semi-Annual N/A 04/08/26 USD 5,900 (370,479) — (370,479)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 04/08/26 USD 2,429 (150,460) — (150,460)
0.62% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 2,429 176,595 — 176,595
0.60% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 5,900 433,950 — 433,950
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 5,690 423,463 — 423,463
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 8,622 638,734 — 638,734
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 2,874 187,050 — 187,050

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.98% Semi-Annual N/A 06/28/26 USD 873 $ (54,060) $ — $ (54,060)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 07/13/26 USD 790 (53,145) — (53,145)
28 day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (15,063) — (15,063)
28 day MXIBTIIE Monthly 6.43% Monthly N/A 08/13/26 MXN 5,991 (21,360) — (21,360)
28 day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (20,829) — (20,829)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (17,407) — (17,407)
28 day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (10,421) — (10,421)
28 day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (15,651) — (15,651)
0.94% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 461 29,997 — 29,997
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 717 39,040 — 39,040
1.15% Semi-Annual 3 month LIBOR Quarterly N/A 11/10/26 USD 1,930 108,729 — 108,729
3 month LIBOR Quarterly 1.39% Semi-Annual N/A 01/07/27 USD 3,024 (148,039) — (148,039)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 01/10/27 USD 1,231 (58,631) — (58,631)
3 month LIBOR Quarterly 1.47% Semi-Annual N/A 01/14/27 USD 448 (20,367) — (20,367)
3 month LIBOR Quarterly 1.63% Semi-Annual N/A 02/09/27 USD 4,102 (160,221) — (160,221)
1 day SOFR Annual 1.56% Annual N/A 03/07/27 USD 2,060 (64,404) — (64,404)
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 392 51,213 — 51,213
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 936 (96,269) — (96,269)
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 427 (58,525) — (58,525)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 154 (20,897) — (20,897)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 234 (32,166) — (32,166)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 234 31,273 — 31,273
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 187 (25,253) — (25,253)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 187 24,229 — 24,229
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 656 81,585 — 81,585
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 426 41,987 — 41,987
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 251 24,314 — 24,314
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 04/07/31 USD 1,860 (143,112) — (143,112)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 04/08/31 USD 1,072 (80,652) — (80,652)
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/31 USD 696 44,985 — 44,985
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 123 8,287 — 8,287
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 1,070 4,544 — 4,544
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 1,036 4,343 — 4,343
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 1,070 5,342 — 5,342
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 433 5,364 — 5,364
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 1,012 12,365 — 12,365
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 762 86,668 — 86,668
1.40% Semi-Annual 3 month LIBOR Quarterly N/A 10/12/31 USD 589 47,761 — 47,761
3 month LIBOR Quarterly 1.59% Semi-Annual N/A 10/14/31 USD 2,717 (173,674) — (173,674)
1.38% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/31 USD 359 29,667 — 29,667
1.38% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/31 USD 522 43,289 — 43,289
3 month LIBOR Quarterly 1.62% Semi-Annual N/A 11/19/31 USD 1,852 (116,788) — (116,788)
1.44% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/31 USD 316 25,030 — 25,030
1.41% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/31 USD 218 17,954 — 17,954
3 month LIBOR Quarterly 1.76% Semi-Annual N/A 01/28/32 USD 2,974 (163,336) — (163,336)
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/41 USD 169 18,249 — 18,249
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 291 87,749 — 87,749
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 192 58,455 — 58,455
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 98 (25,761) — (25,761)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 416 (109,926) — (109,926)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 288 (75,175) — (75,175)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 615 133,493 — 133,493
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 234 (66,125) — (66,125)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 243 58,057 — 58,057
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 709 198,672 — 198,672
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 538 113,738 — 113,738
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 243 55,683 — 55,683
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 179 32,152 — 32,152
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 943 (221,576) — (221,576)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 243 $ 53,429 $ — $ 53,429
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 583 106,441 — 106,441
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 199 33,182 — 33,182
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 424 61,104 — 61,104
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 754 132,360 — 132,360
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 435 67,411 — 67,411
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 243 33,164 — 33,164
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 251 33,285 — 33,285
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 683 (156,243) — (156,243)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 456 138,743 — 138,743
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 98 8,162 — 8,162
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 360 20,353 — 20,353
1.97% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/51 USD 59 3,827 — 3,827
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 112 5,764 — 5,764
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 06/22/51 USD 251 (24,734) — (24,734)
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/51 USD 85 12,308 — 12,308
1.85% Semi-Annual 3 month LIBOR Quarterly N/A 10/15/51 USD 117 10,506 — 10,506
1.82% Semi-Annual 3 month LIBOR Quarterly N/A 10/18/51 USD 182 17,598 — 17,598
3 month LIBOR Quarterly 1.84% Semi-Annual N/A 11/08/51 USD 197 (18,566) — (18,566)
1.71% Semi-Annual 3 month LIBOR Quarterly N/A 11/30/51 USD 80 9,914 — 9,914
1.96% Semi-Annual 3 month LIBOR Quarterly N/A 01/21/52 USD 783 54,880 — 54,880
$ 1,485,413 $ 26 $ 1,485,387
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 69 $ (1,753) $ 4,732 $ (6,485)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 9.39% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 $ (19,697) $ — $ (19,697)
1 day
BZDIOVER At Termination 9.42% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (21,024) — (21,024)
1 day
BZDIOVER At Termination 9.54% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,354 (19,102) — (19,102)
$ (59,823) $ — $ (59,823)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(676) of net dividends and financing fees.
(e)
Amount includes $(1,400) of net dividends and financing fees.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (1,760) Citibank NA 04/19/22 USD 2 $ 12,437 $ — $ 12,437
iShares iBoxx $ Investment
Grade Corporate Bond ETF . USD (869) Citibank NA 04/21/22 USD 1 6,816 — 6,816
Universal Health Services, Inc. . USD (145) BNP Paribas SA 06/10/22 USD — 799 — 799
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD (1,838) BNP Paribas SA 06/17/22 USD 2 — — —
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD (1,838) Goldman Sachs International 06/17/22 USD 2 — — —
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD (1,838) JPMorgan Chase Bank NA 06/17/22 USD 2 — — —
iShares iBoxx $ High Yield
Corporate Bond ETF ..... USD 1,246 Goldman Sachs International 06/17/22 USD 1 565 — 565
SK Telecom Co., Ltd ........ USD (815) BNP Paribas SA 06/17/22 USD 1 (2,794) — (2,794)
SK Telecom Co., Ltd ........ USD (2,200) BNP Paribas SA 06/17/22 USD 2 (4,442) — (4,442)
Universal Health Services, Inc. . USD (132) BNP Paribas SA 08/10/22 USD — (1,535) — (1,535)
PPG Industries, Inc. ........ USD (139) BNP Paribas SA 09/02/22 USD — (473) — (473)
PPG Industries, Inc. ........ USD (144) BNP Paribas SA 09/02/22 USD — (1,634) — (1,634)
Sherwin-Williams Co. ....... USD (70) BNP Paribas SA 09/02/22 USD — 610 — 610
Sherwin-Williams Co. ....... USD (73) BNP Paribas SA 09/02/22 USD — (951) — (951)
TreeHouse Foods Inc. ...... USD (11) Citibank NA 09/09/22 USD — 13 — 13
TreeHouse Foods Inc. ...... USD (40) Citibank NA 09/09/22 USD — 35 — 35
TreeHouse Foods Inc. ...... USD (193) Citibank NA 09/09/22 USD — 107 — 107
TreeHouse Foods Inc. ...... USD (76) Citibank NA 09/09/22 USD — 67 — 67
TreeHouse Foods Inc. ...... USD (146) Citibank NA 09/09/22 USD — 96 — 96
TreeHouse Foods Inc. ...... USD (63) Citibank NA 09/09/22 USD — 36 — 36
$ 9,752 $ — $ 9,752
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ (447,174) $ (2,635)
(c)
$ (449,133) 0.3%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (693,283) (67,732)
(e)
(759,615) 0.4
$ (70,367) $ (1,208,748)
(b) (d)
Range: 18-501 basis points 15-1,600 basis points
Benchmarks: USD overnight Bank Funding Rate USD Overnight Bank Funding Rate

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Brazil
Suzano SA ............. (1,308) $ (15,179) 3.4%
China
China Conch Environment
Protection Holdings Ltd. ... (3,000) (3,753) 0.8
China Conch Venture Holdings
Ltd. ................ (3,000) (8,746) 1.9
China Longyuan Power Group
Corp. Ltd., Class H ...... (3,000) (6,743) 1.5
China Overseas Land &
Investment Ltd. ........ (6,000) (17,854) 4.0
China Vanke Co. Ltd., Class H (9,400) (21,143) 4.7
Longfor Group Holdings Ltd. .. (6,000) (30,691) 6.8
Microport Scientific Corp. .... (3,400) (7,564) 1.7
Sunny Optical Technology Group
Co. Ltd. .............. (700) (11,117) 2.5
Xinyi Solar Holdings Ltd. .... (4,000) (6,962) 1.6
(114,573)
Finland
Sampo OYJ, Class A ....... (195) (9,529) 2.1
France
CNP Assurances .......... (451) (10,858) 2.4
Germany
Commerzbank AG ......... (2,078) (15,791) 3.5
Italy
Nexi SpA ............... (648) (7,478) 1.7
Japan
Open House Group Co. Ltd. .. (300) (13,276) 2.9
South Korea
Celltrion Healthcare Co. Ltd. .. (403) (21,467) 4.8
HYBE Co. Ltd. ........... (27) (6,823) 1.5
(28,290)
Spain
Ferrovial SA ............. (256) (6,808) 1.5
Sweden
Fastighets AB Balder, Class B . (119) (7,835) 1.8
Sagax AB, Class B ........ (212) (6,433) 1.4
Sweco AB, Class B ........ (336) (4,885) 1.1
(19,153)
United Kingdom
BT Group plc ............ (2,485) (5,925) 1.3
Just Eat Takeaway.com NV ... (604) (20,257) 4.5
Rolls-Royce Holdings plc .... (8,171) (10,745) 2.4
SSE plc ................ (413) (9,436) 2.1
Tesco plc ............... (2,294) (8,305) 1.9
(54,668)
United States
American International Group,
Inc. ................. (258) (16,195) 3.6
Caesars Entertainment, Inc. .. (143) (11,062) 2.5
Jack Henry & Associates, Inc. . (81) (15,961) 3.5
Leidos Holdings, Inc. ....... (128) (13,826) 3.1
MarketAxess Holdings, Inc. .. (13) (4,423) 1.0
Martin Marietta Materials, Inc. . (63) (24,248) 5.4
Shares Value
% of Basket
Value
United States (continued)
Norwegian Cruise Line Holdings
Ltd. ................ (659) $ (14,419) 3.2%
Westinghouse Air Brake
Technologies Corp. ...... (381) (36,641) 8.2
Zimmer Biomet Holdings, Inc. . (131) (16,755) 3.7
(153,530)
Total Reference Entity — Short ............ (449,133)
Net Value of Reference Entity — Citibank NA .. $ (449,133)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
Crown Resorts Ltd. ........ (2,851) (27,149) 3.6
IDP Education Ltd. ........ (1,057) (24,738) 3.2
(51,887)
Brazil
Localiza Rent a Car SA ..... (1,106) (14,219) 1.9
Magazine Luiza SA ........ (20,451) (29,424) 3.9
Petro Rio SA ............ (1,135) (5,714) 0.7
Raia Drogasil SA ......... (1,325) (6,663) 0.9
(56,020)
Canada
Teck Resources Ltd., Class B . (137) (5,532) 0.7
China
Alibaba Health Information
Technology Ltd. ........ (14,000) (8,860) 1.2
China Resources Land Ltd. .. (4,000) (18,521) 2.4
China Southern Airlines Co. Ltd.,
Class H .............. (10,000) (5,779) 0.8
Country Garden Holdings Co.
Ltd. ................ (30,681) (23,486) 3.1
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (800) (3,248) 0.4
Geely Automobile Holdings Ltd. (5,000) (7,745) 1.0
Ping An Healthcare and
Technology Co. Ltd. ..... (2,100) (5,428) 0.7
Shandong Gold Mining Co. Ltd.,
Class H .............. (6,000) (11,982) 1.6
Shenzhou International Group
Holdings Ltd. .......... (300) (3,961) 0.5
Xiaomi Corp., Class B ...... (7,600) (13,280) 1.8
(102,290)
Hong Kong
CK Asset Holdings Ltd. ..... (4,000) (27,342) 3.6
Italy
Telecom Italia SpA ........ (30,808) (11,311) 1.5
Japan
Hitachi Metals Ltd. ........ (500) (8,365) 1.1
Kobe Bussan Co. Ltd. ...... (500) (15,387) 2.0
Mitsui Fudosan Co. Ltd. ..... (300) (6,421) 0.9

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Shares Value
% of Basket
Value
Japan (continued)
Tokyo Electric Power Co.
Holdings, Inc. .......... (1,700) $ (5,612) 0.7%
(35,785)
Macau
Galaxy Entertainment Group
Ltd. ................ (1,000) (5,917) 0.8
Peru
Credicorp Ltd. ........... (82) (14,093) 1.8
Poland
CD Projekt SA ........... (660) (27,092) 3.6
Saudi Arabia
Delivery Hero SE ......... (255) (11,114) 1.5
South Africa
Capitec Bank Holdings Ltd. ... (62) (9,874) 1.3
South Korea
POSCO Chemical Co. Ltd. ... (186) (18,286) 2.4
Switzerland
Vifor Pharma AG .......... (92) (16,403) 2.1
Taiwan
Sea Ltd., ADR ........... (106) (12,698) 1.7
United Kingdom
Aviva plc ............... (1,321) (7,816) 1.0
Informa plc .............. (1,553) (12,168) 1.6
Shares Value
% of Basket
Value
United Kingdom (continued)
Ocado Group plc ......... (1,060) $ (16,186) 2.2%
(36,170)
United States
Affirm Holdings, Inc. ....... (508) (23,510) 3.1
AmerisourceBergen Corp. ... (111) (17,173) 2.3
Atmos Energy Corp. ....... (116) (13,861) 1.8
Chipotle Mexican Grill, Inc. ... (8) (12,656) 1.7
Cognizant Technology Solutions
Corp., Class A ......... (120) (10,760) 1.4
DISH Network Corp., Class A . (1,106) (35,005) 4.6
Dollar General Corp. ....... (86) (19,146) 2.5
Dollar Tree, Inc. .......... (202) (32,350) 4.3
DXC Technology Co. ....... (347) (11,323) 1.5
Fiserv, Inc. .............. (322) (32,651) 4.3
Marvell Technology, Inc. ..... (93) (6,669) 0.9
Match Group, Inc. ......... (84) (9,134) 1.2
Nucor Corp. ............. (94) (13,973) 1.8
PACCAR, Inc. ........... (271) (23,867) 3.1
Paychex, Inc. ............ (107) (14,602) 1.9
Roku, Inc. .............. (137) (17,162) 2.3
Ross Stores, Inc. ......... (126) (11,398) 1.5
Snap, Inc., Class A ........ (349) (12,561) 1.6
(317,801)
Total Reference Entity — Short ............ (759,615)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (759,615)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.02)
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 6.72
3 month LIBOR ....................................... London Interbank Offered Rate 0.96
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.37)

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TONAR Tokyo Overnight Average Rate

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 2,865,644 $ — $ 2,865,644
Common Stocks
Argentina ............................................ 4,758 — — 4,758
Australia ............................................. 193,778 829,542 19,665 1,042,985
Belgium ............................................. — 23,112 — 23,112
Brazil ............................................... 172,693 25,304 — 197,997
Canada ............................................. 2,180,769 — — 2,180,769
Cayman Islands ........................................ 63,259 — — 63,259
Chile ............................................... 40,232 — — 40,232
China ............................................... 816,238 3,271,292 — 4,087,530
Denmark ............................................. — 509,192 — 509,192
Finland .............................................. — 12,243 — 12,243
France .............................................. — 3,067,830 — 3,067,830
Germany ............................................ — 4,573,868 — 4,573,868
Hong Kong ........................................... — 508,549 — 508,549
India ............................................... — 30,139 211,564 241,703
Indonesia ............................................ 17,380 — — 17,380
Ireland .............................................. — 30,008 — 30,008
Israel ............................................... 548,828 25,774 — 574,602
Italy ................................................ 1,573 635,358 — 636,931
Japan ............................................... — 1,841,941 — 1,841,941
Luxembourg .......................................... 73,988 58,495 — 132,483
Macau .............................................. — 8,165 — 8,165
Mexico .............................................. 10,260 — — 10,260
Netherlands ........................................... — 2,930,853 69,053 2,999,906
Norway .............................................. — 96,865 — 96,865
Poland .............................................. — 10,991 — 10,991

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Portugal ............................................. $ — $ 13,578 $ — $ 13,578
Saudi Arabia .......................................... — 2,831 — 2,831
Singapore ............................................ 1,040 39,680 — 40,720
South Africa ........................................... — 233,259 — 233,259
South Korea .......................................... 717,528 738,470 — 1,455,998
Spain ............................................... — 715,959 — 715,959
Sweden ............................................. — 971,779 26,269 998,048
Switzerland ........................................... 9,869 830,469 — 840,338
Taiwan .............................................. — 1,193,749 — 1,193,749
Thailand ............................................. 10,289 — — 10,289
Turkey .............................................. 1,933 — — 1,933
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 230,690 3,732,246 138,484 4,101,420
United States .......................................... 68,723,679 648,568 573,380 69,945,627
Corporate Bonds
Australia ............................................. — — 859,093 859,093
Canada ............................................. — 57,325 — 57,325
China ............................................... — 314,000 — 314,000
Germany ............................................ — 485,248 — 485,248
India ............................................... — 190,346 — 190,346
Italy ................................................ — 581,424 — 581,424
Luxembourg .......................................... — 443,007 — 443,007
South Korea .......................................... — 391,115 — 391,115
Thailand ............................................. — 377,693 — 377,693
Turkey .............................................. — — 59,040 59,040
United Kingdom ........................................ — 879,299 — 879,299
United States .......................................... — 2,575,623 596,404 3,172,027
Floating Rate Loan Interests
Belgium ............................................. — 157,620 — 157,620
Canada ............................................. — 298,529 — 298,529
France .............................................. — 235,554 — 235,554
Jersey, Channel Islands ................................... — — 125,627 125,627
Luxembourg .......................................... — 123,208 110,804 234,012
Netherlands ........................................... — 537,329 161,151 698,480
United Kingdom ........................................ — — 43,342 43,342
United States .......................................... — 3,296,693 753,036 4,049,729
Foreign Agency Obligations ................................. — 129,522 — 129,522
Foreign Government Obligations .............................. — 2,629,313 — 2,629,313
Investment Companies .................................... 2,427,459 — — 2,427,459
Non-Agency Mortgage-Backed Securities ........................ — 4,236,012 — 4,236,012
Other Interests .......................................... — — 221,507 221,507
Preferred Securities
Brazil ............................................... 43,595 — 194,239 237,834
China ............................................... — — 400,675 400,675
Germany ............................................ — 152,086 208,588 360,674
India ............................................... — — 150,445 150,445
Jersey, Channel Islands ................................... — — 220,240 220,240
United States .......................................... 647,645 695,462 2,647,470 3,990,577
Rights ................................................ — 885 — 885
U.S. Government Sponsored Agency Securities .................... — 122,577 — 122,577
U.S. Treasury Obligations ................................... — 6,845,179 — 6,845,179
Warrants .............................................. 19,731 3,871 1,730 25,332
Short-Term Securities
Foreign Government Obligations .............................. — 7,734,446 — 7,734,446
Money Market Funds ...................................... 24,589,721 — — 24,589,721
Time Deposits .......................................... — 429,974 — 429,974
Options Purchased
Credit contracts .......................................... — 623 — 623
Equity contracts .......................................... 456,967 168,514 — 625,481
Foreign currency exchange contracts ........................... — 110,853 — 110,853
Interest rate contracts ...................................... — 10,441 — 10,441
Unfunded Floating Rate Loan Interests
(a)
.............................. — 720 — 720
Liabilities
Investments Sold Short .................................... (211,454) — — (211,454)
Unfunded SPAC PIPE commitments
(b)
................................ — — — —

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Unfunded Floating Rate Loan Interests
(a)
.............................. $ — $ — $ — $ —
$ 101,792,448 $ 64,690,244 $ 7,791,806 $ 174,274,498
Investments V alued at NAV
(c)
..................................... 2,712,215
$ —
$ 176,986,713
$ —
Derivative Financial Instruments
(d)
Assets
Credit contracts ........................................... $ — $ 19,917 $ — $ 19,917
Equity contracts ........................................... 132,439 21,581 — 154,020
Foreign currency exchange contracts ............................ — 626,396 — 626,396
Interest rate contracts ....................................... 564,070 5,540,031 — 6,104,101
Liabilities
Credit contracts ........................................... — (30,915) — (30,915)
Equity contracts ........................................... (1,150,542) (181,443) — (1,331,985)
Foreign currency exchange contracts ............................ — (746,053) — (746,053)
Interest rate contracts ....................................... (628,485) (4,346,966) — (4,975,451)
$ (1,082,518) $ 902,548 $ — $ (179,970)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2021 ........ $ 109,558 $ 917,849 $ 1,379,781 $ 1,482,984 $ 191,853 $ 3,947,097 $ 455 $ 6,464 $ 7,123 $ 8,043,164
Transfers into Level 3 ...................... — — 300 147,844 — — — — — 148,144
Transfers out of Level 3 ..................... (109,558) — — (368,529) — — — — — (478,087)
Other ................................ — — — — — — — — —
Accrued discounts/premiums .................. — — 411 880 — — — — — 1,291
Net realized loss .......................... — — — (526) — — — — — (526)
Net change in unrealized appreciation (depreciation)
(a)
. — (85,372) (7,810) (9,517) 29,654 (25,092) (455) (6,464) (706) (105,762)
Purchases .............................. — 205,938 141,855 48,409 — 78,708 — — (4,687) 470,223
Sales ................................. — — — (107,585) — (179,056) — — — (286,641)
Closing balance, as of March 31, 2022 ...........
$ — $ 1,038,415 $ 1,514,537 $ 1,193,960
$ 221,507
$ 3,821,657 $ — $ — $ 1,730 $ 7,791,806
Net change in unrealized appreciation (depreciation) on
investments still held at March 31, 2022
(a)
.......
$ — $ (84,685) $ (7,510) $ (9,517)
$ 29,654
$ (34,630) $ — $ — $ (1,389) $ (108,077)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $164,859. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks .............................. $ 1,038,415 Income Discount Rate 16% —
Market Revenue Multiple 0.14x – 21.00x 6.77x
Volatility 58% - 63% 60%
Time to Exit 0.5 – 2.2 1.4
Corporate Bonds
(b)
............................. 1,514,537 Income Discount Rate 5% – 37% 14%
Floating Rate Loan Interests
(c)
...................... 1,029,101 Income Discount Rate 6% – 12% 10%
Other Interests ............................... 221,507 Market Discount Rate 5% —
Preferred Stocks
(d)
............................ 3,821,657 Market Revenue Multiple 2.19x – 34.25x 11.88x
EBITDA Multiple 15.50x —
Discount Rate 9% —
Time to Exit 0.5 – 5.0 3.5
Volatility 43% – 80% 61%
Recent Transactions $28.62 – $608.90 $472.68
Warrants ................................... 1,730 Market Time to Exit 1.0 – 4.8 3.0
Volatility 39% – 49% 44%
Discount Rate 2% —
$ 7,626,947
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $124,646 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end March 31, 2022, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $183,390 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(d)
For the period end March 31, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $282,506 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.